As filed with the Securities and Exchange Commission on March 27, 1998

                                                              File No.   33-8120
                                                               File No. 811-4808

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

         Pre-Effective Amendment No.                                         |_|
                                    --------------

         Post-Effective Amendment No. 15                                     |X|

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

         Amendment No. 17                                                    |X|

                     The Rodney Square Strategic Equity Fund
                  --------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

    Rodney Square North, 1100 North Market Street, Wilmington, DE     19890-0001
    ---------------------------------------------------------------   ----------
               (Address of Principal Executive Offices)               (Zip Code)

       Registrant's Telephone Number, including Area Code: (302) 651-8280
                                                           --------------

                               Carl M. Rizzo, Esq.
                      Rodney Square Management Corporation
                  Rodney Square North, 1100 North Market Street
                            Wilmington, DE 19890-0001
                      ------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective

        ___ immediately upon filing pursuant to Rule 485(b)
        _X_ on April 1, 1998 pursuant to Rule 485(b)
        ___ 60 days after filing pursuant to Rule 485(a)(1)
        ___ on ___________ pursuant to Rule 485(a)(1)
        ___ 75 days after filing pursuant to Rule 485(a)(2)
        ___ on ___________ pursuant to Rule 485(a)(2)



If appropriate, check the following box:

        --- This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                              CROSS-REFERENCE SHEET

                     THE RODNEY SQUARE STRATEGIC EQUITY FUND

                           Items Required By Form N-1A

                               PART A - PROSPECTUS

Item No.      Item Caption             Prospectus Caption
--------      ------------             ------------------

     1.       Cover Page               Cover Page

     2.       Synopsis                 Expense Table
                                       Questions and Answers about the
                                              Portfolio

     3.       Condensed Financial      Financial Highlights
                 Information

     4.       General Description      Questions and Answers about the Portfolio
                 of Registrant         Investment Objective and Policies
                                       Investment Practices
                                       Description of the Fund

     5.       Management of the        Questions and Answers about
                 the Fund                  Portfolio
                                       Management of the Fund

     5A.      Management's Discussion  [Contained in the Fund's Annual Report,
                 of Fund Performance   President's Letter]

     6.       Capital Stock and        Questions and Answers about the
                 Other Securities           Portfolio
                                       Dividends, Capital Gain Distributions
                                            and Taxes
                                       Description of the Fund

     7.       Purchase of Securities   Questions and Answers about the
                 Being Offered              Portfolio
                                       How Net Asset Value is Determined
                                       Purchase of Shares
                                       Management of the Fund

     8.       Redemption or            Questions and Answers about the
                 Repurchase                  Portfolio
                                       Shareholder Accounts
                                       Redemption of Shares
                                       Exchange of Shares

     9.       Pending Legal            Not Applicable
                 Proceedings

                              CROSS-REFERENCE SHEET

                     THE RODNEY SQUARE STRATEGIC EQUITY FUND

                     Items Required By Form N-1A (continued)

                  PART B - STATEMENT OF ADDITIONAL INFORMATION

                                                   Caption in Statement of
Item No.      Item Caption                         Additional Information
--------      ------------                         ------------------------

     10.      Cover Page                           Cover Page

     11.      Table of Contents                    Table of Contents

     12.      General Information                  Not Applicable
                    and History

     13.      Investment Objectives                The Portfolio's Investment
                    and Policies                           Policies
                                                   Investment Limitations
                                                   Portfolio Transactions

     14.      Management of the                    Trustees and Officers
                    Registrant

     15.      Control Persons and                  Trustees and Officers
                    Principal Holders              Other Information
                    of Securities

     16.     Investment Advisory                   Wilmington Trust Company
                    and Other Services             Investment Advisory Services
                                                   Administration and Accounting
                                                            Services
                                                   Other Information

     17.      Brokerage Allocation                 Portfolio Transactions

     18.      Capital Stock and                    Description of the Fund
                    Other Securities

     19.      Purchase, Redemption and             Redemptions
                    Pricing of Securities          Net Asset Value
                    Being Offered

     20.      Tax Status                           Taxes

     21.      Underwriters                         Administration and Accounting
                                                            Services

     22.      Calculations of                      Performance Information
                    Performance Data

     23.      Financial Statements                 Financial Statements

                                THE RODNEY SQUARE
                                STRATEGIC
                                EQUITY
                                FUND






                                  [LOGO]






                                    PROSPECTUS
                                  APRIL 1, 1998

                   THE RODNEY SQUARE STRATEGIC EQUITY FUND

                        LARGE CAP GROWTH EQUITY PORTFOLIO


  The Large Cap Growth Equity Portfolio (the "Portfolio") is a diversified series of The Rodney Square Strategic Equity Fund (the "Fund"), an open-end management investment company. The Portfolio seeks superior long-term growth of capital. It is designed to offer long-term investors, who are willing to assume the associated risks, the opportunity to participate in a professionally managed, diversified portfolio of large cap U.S. equity securities. The Portfolio's adviser, Wilmington Trust Company ("WTC" or "Adviser"), will seek to achieve the Portfolio's objective by causing the Portfolio to be as fully invested as is practical, in light of cash flows, in large cap U.S. equity securities that are judged by WTC to possess strong growth characteristics. The Portfolio currently offers one class of shares, and charges no sales load or Rule 12b-1 distribution fees to investors.



                                   PROSPECTUS

                                  APRIL 1, 1998


  This Prospectus concisely describes information about the Fund that you should know before investing. Please read this Prospectus carefully and keep it for future reference. A Statement of Additional Information, dated April 1, 1998 containing additional information about the Fund has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated by reference herein. A copy of the Statement of Additional Information and the Fund's most recent Annual Report to Shareholders may be obtained, without charge, from certain institutions such as banks or broker-dealers that have entered into servicing agreements ("Service Organizations") with Rodney Square Distributors, Inc. ("RSD"), by calling the number below, by writing to RSD at the address noted on the back cover of this Prospectus, or by accessing the web site maintained by the SEC (http://www.sec.gov). RSD is a wholly owned subsidiary of WTC, a bank chartered in the state of Delaware.

------------------------------------------------------------------------------
  FOR FURTHER INFORMATION OR ASSISTANCE IN OPENING AN ACCOUNT, PLEASE CALL:
             O    NATIONWIDE......................(800) 336-9970
------------------------------------------------------------------------------



  SHARES OF THE PORTFOLIO ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, WILMINGTON TRUST COMPANY OR ANY OTHER BANK, NOR ARE THE SHARES INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENT AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

EXPENSE TABLE

  SHAREHOLDER TRANSACTION COSTS*                         None


  ANNUAL PORTFOLIO OPERATING EXPENSES**
  (as a percentage of average net assets)
  Advisory Fee (after waivers)..................         0.40%
  12b-1 Fee ....................................         0.00%
  Other Expenses ...............................         0.35%
                                                         -----

  Total Portfolio Operating Expenses  ..........         0.75%
                                                         =====

  EXAMPLE***
  You would pay the following expenses on a $1,000 investment in the Portfolio assuming (1) 5% annual return and (2) redemption at the end of each time period:



               One Year   Three Years   Five Years   Ten Years
               --------   -----------   ----------   ---------
                  $8          $24         $42          $93




* WTC and Service Organizations may charge their clients a fee for providing administrative or other services in connection with investments in Portfolio shares. See "Purchase of Shares" for additional information.


** Expenses are based on the  Portfolio's  fiscal year ended  December 31, 1997, adjusted to reflect the Portfolio's current advisory, administration, accounting services and transfer agency fees, termination of the Portfolio's Rule 12b-1 Plan, and WTC's undertaking to waive its fees or reimburse the Portfolio monthly to the extent that the expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets through April, 1999. Without waivers, the Advisory Fee and Total Portfolio Operating Expenses would be 0.55% and 0.90%, respectively, of the Portfolio's average daily net assets. See "Management of the Fund."

***The assumption in the Example of a 5% annual return is required by regulations of the SEC and applicable to all mutual funds; the assumed 5% annual return is not a prediction of, and does not represent, the Portfolio's projected or actual performance.

  The purpose of the preceding table is solely to assist shareholders and prospective investors in understanding the various expenses that investors in the Portfolio will bear directly or indirectly.



  THE ABOVE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR PERFORMANCE. ACTUAL EXPENSES INCURRED AND RETURNS MAY BE GREATER OR LESSER THAN THOSE SHOWN.

FINANCIAL HIGHLIGHTS

The following table includes selected per share data and other performance information for the Portfolio throughout the following periods derived from the financial statements of the Fund. It should be read in conjunction with the Fund's financial statements and notes thereto, appearing in the Fund's Annual Report to Shareholders for the fiscal year ended December 31, 1997, which is incorporated by reference in the Statement of Additional Information. Effective February 23, 1998, WTC became the Adviser of the Portfolio. Prior to February 23, 1998, the Portfolio was managed by two different portfolio advisers who followed different investment styles and sought to achieve its objective by investing at least 65% of its total assets in equity securities without regard to the market capitalization of the issuers of such securities.


                                                                   FOR THE YEARS ENDED DECEMBER 31,

                                  1997      1996       1995      1994      1993        1992      1991      1990     1989      1988
                                  ----      ----       ----      ----      ----        ----      ----      ----     ----      ----
NET ASSET VALUE -
BEGINNING OF PERIOD..............$19.22     $17.41    $15.14    $16.39     $15.56    $15.68    $11.59    $12.62     $10.05    $8.37
                                 ------     ------    ------    ------     ------    ------    ------    ------     ------    -----

INVESTMENT OPERATIONS:
    Net investment income (loss)*.(0.19)     (0.15)    (0.10)    (0.03)     (0.03)     0.00      0.07      0.11       0.14     0.07
    Net realized and unrealized
    gain (loss) on investments....  5.44      4.37      4.38     (0.02)      2.29      0.92      4.71     (1.01)      2.58     1.68
                                    ----      ----      ----     -----       ----     -----     -----     -----       ----    -----

           Total from investment
              operations .........  5.25      4.22      4.28     (0.05)      2.26      0.92      4.78     (0.90)      2.72     1.75
                                    ----      ----      ----     -----       ----     -----      ----    ------       ----     ----

DISTRIBUTIONS:
    From net investment income ...  0.00      0.00      0.00      0.00       0.00      0.00     (0.07)    (0.12)     (0.15)   (0.07)

    From net realized gain on
    investments ..................  (3.10)   (2.41)    (2.01)    (1.20)     (1.43)    (1.04)    (0.62)    (0.01)      0.00     0.00
                                    ------   ------   ------     -----      -----    ------    ------    ------       ----     ----

           Total distributions ....0.00      (2.41)    (2.01)    (1.20)     (1.43)    (1.04)    (0.69)    (0.13)     (0.15)   (0.07)
                                   ----      ------   ------     -----      -----    ------    ------    ------     ------    -----


NET ASSET VALUE - END OF PERIOD  .$21.37    $19.22    $17.41    $15.14     $16.39    $15.56    $15.68    $11.59     $12.62   $10.05
                                  ======    ======    ======    ======     ======    ======    ======    ======     ======   ======

TOTAL RETURN    ..................27.50%    24.25%    28.43%     (0.23)%    14.57%     5.95%    41.54%    (7.15)%    27.15%   20.94%

RATIOS (TO AVERAGE NET ASSETS)/SUPPLEMENTAL DATA:
    Expenses + ...................  1.38%     1.43%    1.43%   1.38%        1.42%     1.46%     1.50%      1.74%     1.75%     1.75%
    Net investment income (loss) . (0.86)%   (0.78)%  (0.53)% (0.17)%      (0.18)%   (0.03)%    0.52%     0.94%      1.21%     0.77%
Portfolio turnover rate ..........  28.05%   34.84%    49.12% 37.05%       44.38%    37.79%    32.63%    38.18%     83.12%    57.55%
Average commission rate paid ++... $0.0580   $0.0630     --      --          --         --        --        --        --        --
Net assets at end of period
(000 omitted) .................... $91,445   $76,174  $66,311 $65,267     $66,091   $60,852   $56,648   $40,709    $39,571   $28,845



* The net investment income per share for the years ended December 31, 1997 and 1996 was calculated using average shares outstanding.


+ Effective December 22, 1990, Rodney Square Management Corporation ("RSMC"), the former manager and administrator of the Portfolio, agreed to waive its fee as such or bear any expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) that would cause the Portfolio's ratio of expenses to average daily net assets to exceed, on an annual basis, 1.50%. Prior to December 22, 1990, RSMC agreed to bear any expenses that would cause the Portfolio's ratio of expenses to average daily net assets to exceed, on an annual basis, 1.75%. The annualized expense ratio, had there been no reimbursement of expenses or fee waivers by RSMC, would have been 1.54%, 1.85% and 2.21% for the years ended December 31, 1991, 1989 and 1988, respectively. For the years ended December 31, 1997, 1996, 1995, 1994, 1993, 1992 and 1990,
  no reimbursement or fee waiver was necessary.

++Required disclosure for fiscal years beginning after September 1, 1995 pursuant to SEC regulations.

QUESTIONS AND ANSWERS ABOUT THE PORTFOLIO

   The  information  provided in this  section is  qualified  in its entirety by
reference  to  the  more  detailed  information   contained  elsewhere  in  this
Prospectus.

   WHAT IS THE PORTFOLIO'S INVESTMENT OBJECTIVE?

   The Portfolio seeks superior long-term growth of capital. It is designed to offer long-term investors, who are willing to assume the associated risks, the opportunity to participate in a professionally managed, diversified portfolio of large cap U.S. equity (or related) securities. The Adviser will seek to achieve the Portfolio's objective by investing at least 85% of the Portfolio's total assets in large cap U.S. equity (or related) securities that are judged by the Adviser to possess strong growth characteristics. For these purposes, "superior" long-term growth of capital means that which would exceed the long-term growth of capital from an investment in the securities comprising the Russell 1000 Growth Index (assuming the reinvestment of dividends and capital gain distributions). The Russell 1000 Growth Index is formed by assigning a style composite score to all of the companies in the Russell 1000 Index to determine their growth or value characteristics. Roughly 70% of the stocks are placed in either the Growth or the Value Index. The remaining stocks are placed in both the Growth and Value Indices with a weight proportional to their growth or value characteristics. The Russell 1000 Index is a passive index that includes the largest 1000 stocks in the U.S. as measured by market capitalization. On its annual rebalancing date of May 31, 1997 the smallest stock in the index had a market cap of approximately $1.1 billion.

   WHAT ARE THE RISKS TO CONSIDER BEFORE INVESTING?

   Investment in the Portfolio represents an investment in securities with fluctuating market prices. As market prices fluctuate, the net asset value of an investor's holdings will also fluctuate and, at the time of redemption, may be more or less than the purchase price. The Portfolio may engage in certain options and futures transactions. Such transactions may involve certain risks, increase costs and diminish investment performance. (See "Investment Practices" and "Risk Factors.")

   HOW CAN YOU BENEFIT BY INVESTING IN THE PORTFOLIO RATHER THAN BY INVESTING DIRECTLY IN THE SECURITIES IN WHICH IT INVESTS?

   Investing in the Portfolio offers several key benefits:


   FIRST: The Portfolio offers a way to keep money invested in a portfolio of securities professionally managed by an investment adviser and, at the same time, to maintain daily liquidity. The Portfolio also offers a way for investors to diversify their investment portfolio by investing in a pooled fund of large cap U.S. equity securities.

   SECOND: Investors in the Portfolio need not become involved with the detailed bookkeeping and operating procedures normally associated with direct investment in these securities. Of course, the proceeds to you upon redemption may be more or less than the cost of your shares. There are no minimum periods for investment, and no fees will be charged upon redemption. Additionally, you may exchange all or a portion of your Portfolio shares for shares of any of the other funds in the Rodney Square complex, subject to certain conditions. (See "Exchange of Shares.")

   WHO IS THE INVESTMENT ADVISER?

   WTC, a wholly owned subsidiary of Wilmington Trust Corporation, is the Portfolio's investment adviser. (See "Management of the Fund.")


   WHO IS THE ADMINISTRATOR, TRANSFER AGENT AND ACCOUNTING AGENT?

   PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., provides administrative, accounting and transfer agency services for the Fund. RSMC, a wholly owned subsidiary of WTC, provides corporate secretarial services for the Fund. (See "Management of the Fund.")

   WHO IS THE DISTRIBUTOR?


   RSD,   another  wholly  owned   subsidiary  of  WTC,  serves  as  the  Fund's
Distributor. (See "Management of the Fund.")


   HOW DO YOU PURCHASE SHARES OF THE PORTFOLIO?


   The Portfolio is designed as an investment vehicle for individual investors, corporations and other institutional investors. Shares may be purchased at their net asset value next determined after a purchase order is received by PFPC and accepted by RSD as described below. There is no sales load. The minimum initial investment is $1,000, but additional investments may be made in any amount.


   Shares of the Portfolio are offered on a continuous basis by RSD. Shares may be purchased directly from RSD, by clients of WTC through their trust accounts, or by clients of Service Organizations through their Service Organization accounts. Shares may also be purchased directly by wire or by mail. (See "Purchase of Shares.")


   The Fund and RSD reserve the right to reject new account applications and to close, by redemption, an account without a certified Social Security or other taxpayer identification number.


   Please contact RSD or your Service Organization or call the number listed below, for further information about the Portfolio or for assistance in opening an account.

--------------------------------------------------------------------------------
                NATIONWIDE .........................  (800) 336-9970
--------------------------------------------------------------------------------


   HOW DO YOU REDEEM SHARES OF THE PORTFOLIO?


   If you purchased shares of the Portfolio through an account at WTC or a Service Organization, you may redeem all or any of your shares in accordance with the instructions pertaining to that account. Other shareholders may redeem any or all of their shares by telephone or mail. There is no fee charged upon redemption. (See "Redemption of Shares.")


   HOW ARE DIVIDENDS AND OTHER DISTRIBUTIONS PAID?


   Distributions of net investment income and net capital gain, if any, are made annually, shortly before or after the end of the Fund's fiscal year (December
31). Shareholders may elect to receive dividends and other distributions in cash by checking the appropriate boxes on the Application & New Account Registration form at the end of this Prospectus ("Application"). (See "Dividends, Capital Gain Distributions and Taxes.")


   ARE EXCHANGE PRIVILEGES AVAILABLE?


   You may exchange all or a portion of your Portfolio shares for shares any of the other funds in the Rodney Square complex, subject to certain conditions. (See "Exchange of Shares.")


INVESTMENT OBJECTIVE AND POLICIES

   The Portfolio's objective is to seek superior long-term growth of capital. At all times, at least 85% of the Portfolio's total assets will be invested in the following equity (or related) securities:

   o common stock of U.S. corporations with a market capitalization at time of purchase equal to or greater than that of the smallest issue in the Russell 1000 Index and that are judged by the Adviser to possess strong growth characteristics;

   o options on, or securities convertible (such as convertible preferred stock and convertible bonds) into, the common stock of such issuers;

   o     options on indexes of the common stocks of such issuers; and

   o contracts for either the future delivery, or payment in respect of the future market value, of certain indexes of the common stocks of such issuers, and options upon such futures contracts.




























                                       5A

INVESTMENT PRACTICES

   As described in more detail in the Statement of Additional Information, the Portfolio may engage in the following investment practices:

   OPTIONS ON SECURITIES AND SECURITIES INDEXES. The Portfolio may purchase call options on securities that the Adviser intends to include in the Portfolio in order to fix the cost of a future purchase or attempt to enhance return by, for example, participating in an anticipated increase in the value of a security. The Portfolio may purchase put options to hedge against a decline in the market value of securities held in the Portfolio or in an attempt to enhance return. The Portfolio may write (sell) put and covered call options on securities in which it is authorized to invest. The Portfolio may also purchase put and call options, and write put and covered call options on U.S. securities indexes. Stock index options serve to hedge against overall fluctuations in the securities markets rather than anticipated increases or decreases in the value of a particular security. Of the 85% of the total assets of the Portfolio that are invested in equity (or related) securities, the Portfolio may not invest more than 10% of such assets in covered call options on securities and/or options on securities indices.

   FUTURES AND RELATED OPTIONS. The Portfolio may write (sell) or purchase certain financial futures contracts and/or options thereon for non-trading purposes in order to: hedge various pertinent market risks; establish a position in the futures or related options markets as a temporary substitute for purchasing or selling particular securities; and/or maintain liquidity while simulating full investment in the securities or index underlying such futures or options. Of the 85% of the total assets of the Portfolio that are invested in equity (or related) securities, the Portfolio may not invest more than 10% of such assets in futures contracts or options relating to such contracts.

   ADDITIONAL INVESTMENT PRACTICES. With respect to not more than 15% of the Portfolio's total assets, the Adviser may hold cash and cash equivalents including high-quality money market instruments and/or money market funds in order to manage cash flow in the Portfolio. Such securities may include U.S. Government obligations (including obligations issued by U.S. Government agencies and instrumentalities), mortgage pass-through certificates and repurchase agreements with respect to any security in which it is authorized to invest.


   PORTFOLIO TURNOVER. The frequency of portfolio transactions and the Portfolio's turnover rate will vary from year to year depending on market conditions. Due to changes in its investment adviser and investment policies, the Portfolio expects to experience a higher than normal portfolio turnover rate for its fiscal year ending December 31, 1998. The higher rate will be due to the replacement of securities held by the Portfolio that do not satisfy the current large capitalization investment parameters of the Portfolio. Due to this increased rate of turnover, the Portfolio is likely to incur the cost of additional brokerage commissions, and investors are likely to receive a larger amount of capital gain distributions than has been received in prior years. (See "Dividends, Capital Gain Distributions and Taxes.")

   OTHER INFORMATION. As a matter of fundamental policy, the Portfolio may also borrow money for temporary or emergency purposes, in an aggregate amount not exceeding 10% of its total assets. Additionally, as a matter of non-fundamental policy, the Portfolio will not purchase securities while borrowings in excess of 5% of the Portfolio's total assets are outstanding.

   The Portfolio is subject to certain fundamental investment policies that, like the Portfolio's investment objective, may not be changed without the affirmative vote of the holders of a majority of the Portfolio's outstanding voting securities as defined in the 1940 Act. All investment policies stated within this Prospectus are, unless otherwise indicated, non-fundamental and may be changed by the Fund's Board of Trustees without shareholder approval. Further fundamental and non-fundamental investment policies of the Portfolio are described in the Statement of Additional Information.


RISK FACTORS

   GROWTH-ORIENTED INVESTING; NO TEMPORARY DEFENSIVE INVESTMENT POLICY. Because the Portfolio will be invested in growth-oriented companies, the volatility of the Portfolio may be higher than that of the U.S. equity market as a whole. Generally, companies with high relative rates of growth tend to reinvest more of their profits into the company, and pay out less to shareholders in the form of current dividends. As a result, equity investors tend to receive most of their return in the form of capital appreciation. This makes growth company securities more volatile than the market as a whole. In addition, unlike many other mutual funds, the Portfolio does not reserve authority to depart from its primary investment policy, even during declining markets, to temporarily pursue defensive investment policies in an effort to preserve its capital. The Portfolio will instead adhere to its policy of investing not less than 85% of its total assets in large cap U.S. equity (or related) securities, during both good and bad stock market conditions. Investors should carefully consider the risk of capital losses that may flow from this policy should adverse market conditions arise and persist in the future, in determining whether to invest, or remain invested, in the Portfolio.

   DEBT SECURITIES. The Portfolio's investment in debt securities will be subject to credit risk and the inverse relationship between market prices and interest rates; that is, when interest rates rise, the prices of such securities tend to fall and, conversely, when interest rates fall, the prices of such securities tend to rise.

   The Portfolio may invest in convertible securities that are rated, at the time of purchase, in the three highest rating categories by a nationally recognized statistical rating organization such as Moody's Investors Service, Inc. or Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or, if unrated, determined by the Adviser to be of comparable quality. Ratings represent the rating agency's opinion regarding the quality of the security and are not a guarantee of quality. Should the rating of a security be downgraded subsequent to the Portfolio's purchase of the security, the Adviser will determine whether it is in the best interests of the Portfolio to retain the security.


   OPTIONS AND FUTURES. The use of options and futures involves certain investment risks and transaction costs. These risks include: dependence on the Adviser's ability to predict movements in the prices of individual securities, fluctuations in the general securities markets and movements in interest rates and currency markets; imperfect correlation between movements in the price of options, futures contracts or related options and movements in the price of the security hedged or used for cover; the fact that skills and techniques needed to trade options, futures contracts and related options are different from those needed to select the securities in which the Portfolio invests; and lack of assurance that a liquid secondary market will exist for any particular option, futures contract or related option at any particular time.


PURCHASE OF SHARES


   HOW TO PURCHASE SHARES. Portfolio shares are offered on a continuous basis by RSD at their net asset value next determined after a purchase order is received by PFPC and accepted by RSD. Shares may be purchased directly from RSD, by clients of WTC through their trust accounts, or by clients of Service Organizations through their Service Organization accounts. WTC and Service Organizations may charge their clients a fee for providing administrative or other services in connection with investments in Portfolio shares. A trust account at WTC includes any account for which the account records are maintained on the trust system at WTC. Persons wishing to purchase Portfolio shares through their accounts at WTC or a Service Organization should contact that entity directly for appropriate instructions. Other investors may purchase Portfolio shares by mail or by wire as specified below.


   BY MAIL. You may purchase shares by sending a check drawn on a U.S. bank payable to the Large Cap Growth Equity Portfolio, along with a completed Application (included at the end of this Prospectus) to The Rodney Square Strategic Equity Fund, c/o PFPC, P.O. Box 8987, Wilmington, DE 19899-9752. A purchase order sent by overnight mail should be sent to The Rodney Square Strategic Equity Fund, c/o PFPC, 400 Bellevue Parkway, Wilmington, DE 19809. If a subsequent investment is being made, the check should also indicate your Portfolio account number. When you purchase by check, the Fund may withhold payment on redemptions until it is reasonably satisfied that the funds are collected (which can take up to 10 days). If you purchase shares with a check that does not clear, your purchase will be canceled, and you will be responsible for any losses or fees incurred in that transaction.


   BY WIRE. You may purchase shares by wiring federal funds. To advise the Fund of the wire and, if making an initial purchase, to obtain an account number, you must telephone PFPC at (800) 336-9970. Once you have an account number, instruct your bank to wire federal funds to PFPC, c/o PNC Bank, Philadelphia, PA, ABA #0310-0005-3, attention: The Rodney Square Strategic Equity Fund, Large Cap Growth Equity Portfolio, DDA #86-0172-6591, further credit-your account number, and your name. If you make an initial purchase by wire, you must promptly forward a completed Application to PFPC at the address stated above under "By Mail."


   INDIVIDUAL RETIREMENT ACCOUNTS. Portfolio shares may be purchased for a tax-deferred retirement plan such as an individual retirement account ("IRA"). For an Application for an IRA and a brochure describing a Portfolio IRA, call PFPC at (800) 336-9970. PNC Bank, N.A. ("PNC") makes available its services as IRA custodian for each shareholder account that is established as an IRA. For these services, PNC receives an annual fee of $10.00 per account, which fee is paid directly to PNC by the IRA shareholder. If the fee is not paid by the date due, Portfolio shares owned by the IRA will be redeemed automatically for purposes of making the payment.


   AUTOMATIC INVESTMENT PLAN. Shareholders may purchase Portfolio shares through an Automatic Investment Plan. Under the Plan, PFPC, at regular intervals, will automatically debit a shareholder's bank checking account in an amount of $50 or more (subsequent to the $1,000 minimum initial investment), as specified by the shareholder. A shareholder may elect to invest the specified amount monthly, bimonthly, quarterly, semiannually or annually. The purchase of Portfolio shares will be effected at their offering price at the close of regular trading on the New York Stock Exchange (the "Exchange") (currently 4:00 p.m., Eastern time) on or about the 20th day of the month. For an Application for the Automatic Investment Plan, check the appropriate box of the Application at the end of this Prospectus or call PFPC at (800) 336-9970. This service is generally not available for WTC trust account clients, since similar services are provided through WTC. This service may also not be available for Service Organization clients who are provided similar services by those organizations.


   ADDITIONAL PURCHASE INFORMATION. The minimum initial investment is $1,000, but subsequent investments may be made in any amount. WTC and Service Organizations may impose additional minimum customer account and other requirements in addition to the minimum initial investment requirement. The Fund and RSD each reserves the right to reject any purchase order and may suspend the offering of shares of the Portfolio for a period of time.


   Purchase orders received by PFPC and accepted by RSD before the close of regular trading on the Exchange on any Business Day of the Fund will be priced at the net asset value per share that is determined as of the close of regular trading on the Exchange. (See "How Net Asset Value is Determined.") Purchase orders received by PFPC and accepted by RSD after the close of regular trading on the Exchange will be priced as of the close of regular trading on the following Business Day of the Fund. A "Business Day of the Fund" is any day on which the Exchange, PFPC and the Philadelphia branch office of the Federal Reserve are open for business. The following are not Business Days of the Fund:
New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans' Day, Thanksgiving Day and Christmas Day.


   It is the responsibility of WTC or the Service Organization involved to transmit orders for the purchase of shares by its customers to PFPC and to deliver required funds on a timely basis, in accordance with the procedures stated above.


SHAREHOLDER ACCOUNTS

   PFPC, as transfer agent, maintains for each shareholder an account expressed in terms of full and fractional shares of the Portfolio rounded to the nearest 1/1000th of a share.

   In the interest of economy and convenience, the Fund does not issue share certificates. Each shareholder is sent a statement at least quarterly showing all purchases in or redemptions from the shareholder's account. The statement also sets forth the balance of shares held in the account.

   Due to the relatively high cost of maintaining small shareholder accounts, the Fund reserves the right to close any account with a current value of less than $500 by redeeming all shares in the account and transferring the proceeds to the shareholder. Shareholders will be notified if their account value is less than $500 and will be allowed 60 days in which to increase their account balance to $500 or more before the account is closed. Reductions in value that result solely from market activity will not trigger an involuntary redemption.

REDEMPTION OF SHARES

   Shareholders may redeem their shares by mail or by telephone as described below. If you purchased your shares through an account at WTC or a Service Organization, you may redeem all or part of your shares in accordance with the instructions pertaining to that account. Corporations, other organizations, trusts, fiduciaries and other institutional investors may be required to furnish certain additional documentation to authorize redemptions. Redemption requests should be accompanied by the Fund's name and your account number.

   BY MAIL. Shareholders redeeming their shares by mail should submit written instructions with a guarantee of their signature by an institution acceptable to PFPC, such as a domestic bank or trust company, broker, dealer, clearing agency or savings association who are participants in a medallion program recognized by the Securities Transfer Association. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program
(MSP). Signature guarantees that are not part of these programs will not be accepted. The written instructions should be mailed to: The Rodney Square Strategic Equity Fund, c/o PFPC, P.O. Box 8987, Wilmington, DE 19899-9752. A redemption order sent by overnight mail should be sent to The Rodney Square Strategic Equity Fund, c/o PFPC, 400 Bellevue Parkway, Wilmington, DE 19809. The redemption order should indicate the Fund's name, the Portfolio's name, the Portfolio account number, the number of shares or dollar amount you wish to redeem and the name of the person in whose name the account is registered. A signature and a signature guarantee are required for each person in whose name the account is registered.


   BY TELEPHONE. Shareholders who prefer to redeem their shares by telephone must elect to apply in writing for telephone redemption privileges by completing an Application for Telephone Redemptions (included at the end of this Prospectus) which describes the telephone redemption procedures in more detail and requires certain information that will be used to identify the shareholder. When redeeming by telephone, you must indicate your name, the Fund's name, the Portfolio's name, the Portfolio account number, the number of shares or dollar amount you wish to redeem and certain other information necessary to identify you as the shareholder. The Fund employs reasonable procedures to confirm that instructions communicated by telephone are genuine and, if such procedures are followed, will not be liable for any losses due to unauthorized or fraudulent telephone transactions. During times of drastic economic or market changes, the telephone redemption privilege may be difficult to implement. In the event that you are unable to reach PFPC by telephone, you may make a redemption request by mail.


   ADDITIONAL REDEMPTION INFORMATION. You may redeem all or any part of the value of your account on any Business Day of the Fund. Redemptions are effected at the net asset value next calculated after PFPC has received your redemption request. (See "How Net Asset Value Is Determined.") The Fund imposes no fee when shares are redeemed. WTC or the Service Organization is responsible to transmit redemption orders and credit their customers' accounts with redemption proceeds on a timely basis.


   Amounts redeemed are normally mailed or wired on the next Business Day of the Fund after receipt and acceptance of redemption instructions (if received by PFPC before the close of regular trading on the Exchange), but in no event later than 7 days following such receipt and acceptance. If the shares to be redeemed represent an investment made by check, the Fund reserves the right not to make the redemption proceeds available until it has reasonable grounds to believe that the check has been collected (which could take up to 10 days).


   Redemption proceeds may be wired to your predesignated bank account at any commercial bank in the United States if the amount is $1,000 or more. The receiving bank may charge a fee for this service. Alternatively, proceeds may be mailed to your bank or, for amounts of $10,000 or less, mailed to your Portfolio account address of record if the address has been established for a minimum of 60 days. In order to authorize the Fund to mail redemption proceeds to your Portfolio account address of record, complete the appropriate section of the Application for Telephone Redemptions or include your Portfolio account address of record when you submit written instructions. You may change the account that you have designated to receive amounts redeemed at any time. Any request to
change  the  account  designated  to  receive  redemption   proceeds  should  be
accompanied by a guarantee of the shareholder's signature by an eligible institution. Further documentation will be required to change the designated account when shares are held by a corporation, other organization, trust, fiduciary or other institutional investor.


   For more information on redemptions, contact PFPC or, if your shares are held in an account with WTC or a Service Organization, contact WTC or the Service Organization.


   SYSTEMATIC WITHDRAWAL PLAN. Shareholders who own shares with a value of $10,000 or more may participate in the Systematic Withdrawal Plan. For an Application for the Systematic Withdrawal Plan, check the appropriate box of the Application at the end of this Prospectus or call PFPC at (800) 336-9970. Under the Plan, shareholders may automatically redeem a portion of their Portfolio shares monthly, bimonthly, quarterly, semiannually or annually. The minimum withdrawal available is $100. The redemption of Portfolio shares will be effected at their net asset value at the close of regular trading on the Exchange on or about the 25th day of the month. If you expect to purchase additional Portfolio shares, it may not be to your advantage to participate in the Systematic Withdrawal Plan because contemporaneous purchases and redemptions may result in adverse tax consequences. This service is generally not available for WTC trust account clients, since a similar service is provided through WTC. This service may also not be available for Service Organization clients who are provided similar services by those organizations.


EXCHANGE OF SHARES

   EXCHANGES AMONG THE RODNEY SQUARE FUNDS. You may exchange all or a portion of your Portfolio shares for shares of the other funds in the Rodney Square complex that currently offer their shares to investors. The other Rodney Square funds are:

   THE RODNEY SQUARE FUND, each portfolio of which seeks a high level of current income consistent with the preservation of capital and liquidity by investing in money market instruments pursuant to its investment practices. Its portfolios are:

      U.S. GOVERNMENT PORTFOLIO, which invests in U.S. Government obligations and repurchase agreements involving such obligations.

      MONEY MARKET PORTFOLIO, which invests in obligations of major banks, prime commercial paper and corporate obligations, U.S. Government obligations, high quality municipal securities and repurchase agreements involving U.S. Government obligations.

   THE RODNEY SQUARE TAX-EXEMPT FUND, which seeks as high a level of interest income, exempt from federal income tax, as is consistent with a portfolio of high quality, short-term municipal obligations, selected on the basis of liquidity and stability of principal.

   THE RODNEY SQUARE STRATEGIC FIXED-INCOME FUND, consisting of the following portfolios:

      THE RODNEY SQUARE DIVERSIFIED INCOME PORTFOLIO, which seeks high total return, consistent with high current income, by investing principally in various types of investment grade fixed-income securities.

      THE RODNEY SQUARE MUNICIPAL INCOME PORTFOLIO, which seeks a high level of income exempt from federal income tax consistent with the preservation of capital.

   A redemption of shares through an exchange will be effected at the net asset value per share next determined after receipt by PFPC of the request, and a purchase of shares through an exchange will be effected at the net asset value per share determined at that time or as next determined thereafter. The net asset values per share of the Rodney Square Fund portfolios and the Tax-Exempt Fund are determined at 12:00 noon, Eastern time, on each Business Day of the Fund. The net asset values per share of the Portfolio and the Strategic Fixed-Income Fund portfolios are determined at the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), on each Business Day.

   Exchange transactions will be subject to the minimum initial investment and other requirements of the fund into which the exchange is made. An exchange may not be made if the exchange would leave a balance in a shareholder's Portfolio account of less than $500.


   To obtain prospectuses of the other Rodney Square funds, contact RSD. To obtain more information about exchanges or to place exchange orders, contact PFPC or, if your shares are held in a trust account with WTC or in an account with a Service Organization, contact WTC or the Service Organization. The Fund reserves the right to terminate or modify the exchange offer described here and will give shareholders 60 days' notice of such termination or modification when required by SEC rules. This exchange offer is valid only in those jurisdictions where the sale of the Rodney Square fund shares to be acquired through such exchange may be legally made.


HOW NET ASSET VALUE IS DETERMINED

   PFPC determines the net asset value per share of the Portfolio as of the close of regular trading on the Exchange (currently 4:00 p.m., Eastern time), on each Business Day of the Fund. The net asset value per share of the Portfolio is calculated by dividing the total current market value of all of the Portfolio's assets, less all its liabilities, by the total number of the Portfolio's shares outstanding. If any securities do not have a readily available current market value, they will be valued in good faith by or under the direction of the Fund's Board of Trustees.


DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES

   DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. Dividends from the Portfolio's net investment income and distributions of net short-term capital gain and net capital gain (the excess of net long-term capital gain over net short-term capital loss) realized by the Portfolio, after deducting any available capital loss carryovers, are paid to its shareholders annually shortly before or after the end of its fiscal year (December 31). An additional distribution may be made each year if necessary to avoid the payment of a federal excise tax. Each dividend and other distribution is payable to shareholders who redeem, but not to shareholders who purchase, Portfolio shares on the ex-distribution date. Dividends and capital gain distributions paid by the Portfolio are automatically reinvested in additional Portfolio shares on the payment date at the net asset value on the ex-distribution date. Shareholders may elect to receive dividends and other distributions in cash by checking the appropriate boxes on the Application & New Account Registration form accompanying this Prospectus.


   TAXES. The Portfolio intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986, as amended, so that it will be relieved of federal income tax on the portion of its investment company taxable income (generally consisting of net investment income plus net short-term capital gain) and net capital gain that it distributes to its shareholders.


   Dividends from the Portfolio's investment company taxable income (whether paid in cash or reinvested in additional shares) are taxable to its shareholders as ordinary income to the extent of the Portfolio's earnings and profits. Distributions derived from the Portfolio's net capital gain (whether paid in cash or reinvested in additional shares), when designated as such, are taxable to its shareholders as long-term capital gain, regardless of the length of time they have held their shares. Under the Taxpayer Relief Act of 1997, different maximum tax rates apply to a non-corporate taxpayer's net capital gain depending on the taxpayer's holding period and marginal rate of federal income tax - generally, 28% for gain recognized on capital assets held for more than 18 months and 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than one year but not more than 18 months. The Portfolio may divide each net capital gain distribution into a 28% rate gain distribution and a 20% rate gain distribution (in accordance with its holding periods for the securities it sold that generated the distributed gain), in which event its shareholders must treat those portions accordingly.


   Shortly after the end of each calendar year, the Portfolio notifies its shareholders of the amounts of dividends and capital gain distributions paid (or deemed paid) during that year. The information regarding capital gain distributions designates the portions thereof subject to the different maximum rates of tax applicable to non-corporate taxpayers' net capital gain indicated above.

   Each shareholder must furnish to the Portfolio a certified taxpayer identification number ("TIN"). The Portfolio is required to withhold 31% of dividends, capital gain distributions and redemption proceeds payable to any individuals and certain other non-corporate shareholders who fail to furnish a certified TIN. The Portfolio is also required to withhold 31% of all dividends and capital gain distributions payable to those shareholders who otherwise are subject to backup withholding. Any shareholders who are non-resident alien individuals, or foreign corporations, partnerships, trusts or estates, may be subject to different Federal income tax treatment.


   A redemption of Portfolio shares may result in taxable gain or loss to the redeeming shareholder, depending on whether the redemption proceeds are more or less than the shareholder's adjusted basis for the redeemed shares. Similar tax consequences generally will result from an exchange of Portfolio shares for shares of any other fund in the Rodney Square complex. (See "Exchange of Shares.")

   The foregoing is only a summary of some important federal income tax considerations generally affecting the Portfolio and its shareholders; a further discussion appears in the Statement of Additional Information. In addition to these considerations, which are applicable to any investment in the Portfolio, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective investors are therefore urged to consult their tax advisers with respect to the effects of an investment on their own tax situations.


PERFORMANCE INFORMATION

   From time to time, quotations of the Portfolio's average annual total return ("Standardized Return") may be included in advertisements, sales literature or shareholder reports. Standardized Return will show percentage rates reflecting the average annual change in the value of an assumed initial investment of $1,000 assuming the investment has been held for periods of one year, five years and ten years as of a stated ending date. If a ten-year period has not yet elapsed, data will be provided as of the end of a shorter period corresponding to the life of the Portfolio. Standardized Return assumes that all dividends and capital gain distributions are reinvested in additional shares of the Portfolio.

   In addition, the Portfolio may advertise other total return performance data ("Non-Standardized Return"). Non-Standardized Return shows a percentage rate of return encompassing all elements of return (i.e., income and capital appreciation or depreciation); it assumes reinvestment of all dividends and capital gain distributions. Non-Standardized Return may be quoted for the same or different periods as those for which Standardized Return is quoted. Non-Standardized Return may consist of a cumulative percentage rate of return, an average annual percentage rate of return, actual year-by-year rates or any combination thereof.

   The Portfolio's Return (Standardized and Non-Standardized) is increased to the extent that WTC has waived all or a portion of its advisory fee, or reimbursed all or a portion of the Portfolio's operating expenses. Returns (Standardized and Non-Standardized) are based on historical performance of the Portfolio, show the performance of a hypothetical investment and are not intended to indicate future performance.


MANAGEMENT OF THE FUND

   The Board of Trustees supervises the management, activities and affairs of the Fund and has approved contracts with various financial organizations to provide, among other services, day-to-day management required by the Portfolio and its shareholders.

   INVESTMENT ADVISER OF THE PORTFOLIO. WTC, a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank-holding company, is the Investment Adviser of the Portfolio. WTC has overall responsibilities for assets under management, provides overall investment strategies and programs for the Portfolio, monitors and evaluates portfolio performance and manages short-term investments for the Portfolio. Under an Advisory Agreement with the Fund, WTC, subject to the supervision of the Board of Trustees, directs the investments of the Portfolio in accordance with its investment objective, policies and limitations.


   Under the Advisory Agreement, the Portfolio pays a monthly advisory fee to WTC at the annual rate of 0.55% of the average daily net assets of the Portfolio. WTC has agreed to waive its fee or reimburse the Portfolio monthly to the extent that expenses of the Portfolio (excluding taxes, extraordinary expenses, brokerage commissions and interest) exceed an annual rate of 0.75% of the Portfolio's average daily net assets through April 1, 1999.

   In addition to serving as Adviser for the Portfolio, WTC is engaged in a variety of investment advisory activities, including the management of collective pools. A team led by E. Matthew Brown, Vice President, is responsible for the day-to-day management of the Portfolio. Mr. Brown joined WTC in October of 1996. Prior to joining WTC, he served as Chief Investment Officer of PNC Bank, Delaware, from 1993 through 1996, and as Investment Division Manager for Delaware Trust Capital Management from 1990 through 1993.



   ADMINISTRATIVE   AND  ACCOUNTING   SERVICES.   Under  an  Administrative  and
Accounting Services Agreement with the Fund, PFPC, 400 Bellevue Parkway, Wilmington, DE 19809, performs certain administrative services for the Portfolio including preparing shareholder reports, assisting WTC in compliance monitoring activities and preparing and filing federal and state tax returns on behalf of the Portfolio. PFPC also performs accounting services for the Portfolio including determining the net asset value per share of the Portfolio.


   For the services provided under the Administration and Accounting Services Agreement, the Fund pays PFPC an annual fee equal to the amount derived from the following schedule: 0.10% of the Portfolio's first $1 billion of average daily net assets; 0.075% of the Portfolio's next $500 million of average daily net assets; 0.05% of the Portfolio's next $500 million of average daily net assets; and 0.035% of the Portfolio's average daily net assets in excess of $2 billion. In addition, any related out-of-pocket expenses incurred by PFPC in the provision of services to the Portfolio are borne by the Portfolio.


   Under a Fund Secretarial Services Agreement with the Fund, RSMC performs certain corporate secretarial services on behalf of the Portfolio including supplying office facilities, non-investment related statistical and research data and executive and administrative services; preparing and distributing all materials necessary for meetings of the Trustees and shareholders of the Fund; and preparing and arranging for filing, printing and distribution of proxy materials and post-effective amendments to the Fund's registration statement. WTC pays RSMC for the provision of these services out of its advisory fee.


   TRANSFER AGENT AND DIVIDEND PAYING AGENT. PFPC also serves as Transfer Agent and Dividend Paying Agent to the Portfolio.


   CUSTODIAN AND SUB-CUSTODIAN. WTC serves as Custodian of the Portfolio's assets and PNC serves as Sub-Custodian of the Portfolio's assets. For its custody services, the Fund pays WTC an annual fee equal to the amount derived from the following schedule: 0.0150% of the Portfolio's first $2 billion of average daily net assets; 0.0125% of the Portfolio's next $1 billion of average daily net assets; and 0.0100% of the Portfolio's average daily net assets in excess of $3 billion, plus $7.50 per purchase, sale or maturity of a portfolio security. WTC (not the Fund) pays PNC for sub-custodial services. Any related out-of-pocket expenses incurred in the provision of custodial services to the Portfolio are borne by the Portfolio.


   DISTRIBUTION AGREEMENT. Pursuant to a Distribution Agreement with the Fund, RSD manages the Fund's distribution efforts and provides assistance and expertise in developing marketing plans and materials for the Portfolio, enters into agreements with broker-dealers to sell shares of the Portfolio and, directly or through its affiliates, provides investor support services.

   BANKING LAWS. Banking laws restrict deposit-taking institutions and certain of their affiliates from underwriting or distributing securities. WTC believes, and counsel to WTC has advised the Fund, that WTC and its affiliates may perform the services contemplated by their respective Agreements with the Fund without violation of applicable banking laws or regulations. If WTC or its affiliates were prohibited from performing these services, it is expected that the Board of Trustees would consider entering into agreements with other entities. If a bank were prohibited from acting as a Service Organization, its shareholder clients would be expected to be permitted to remain Portfolio shareholders and alternative means for servicing such shareholders would be sought. It is not expected that shareholders would suffer any adverse financial consequences as a result of any of these occurrences.

DESCRIPTION OF THE FUND

   The Fund is an open-end, management investment company established as a Massachusetts business trust on August 19, 1986 by a Declaration of Trust. Prior to February 23, 1998, the name of the Fund was The Rodney Square Multi-Manager Fund and the name of the Portfolio was the Growth Portfolio.


   The Fund's capital consists of an unlimited number of shares of beneficial interest. The Trustees are empowered by the Declaration of Trust and the Bylaws to establish additional portfolios. Shares of the Portfolio entitle their holders to one vote per share and fractional votes for fractional shares held. Shares have non-cumulative voting rights, do not have preemptive or subscription rights and are transferable. As of January 31, 1998, WTC owned by virtue of shared or sole voting or investment power on behalf of its underlying customer accounts 62.5% of the shares of the Portfolio and may be deemed to be a controlling person of the Portfolio under the 1940 Act.

   The Fund does not hold annual meetings of shareholders. There will normally be no meetings of shareholders for the purpose of electing Trustees unless and until such time as less than a majority of the Trustees holding office have been elected by shareholders, at which time the Trustees then in office will call a shareholders' meeting for the election of Trustees. Under the 1940 Act, shareholders of record owning no less than two-thirds of the outstanding shares of the Fund may remove a Trustee by vote cast in person or by proxy at a meeting called for that purpose. The Trustees are required to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee when requested in writing to do so by the shareholders of record owning not less than 10% of the Fund's outstanding shares.

   [LOGO]

      the RODNEY SQUARE
          STRATEGIC EQUITY FUND


         LARGE CAP GROWTH EQUITY PORTFOLIO


APPLICATION & NEW ACCOUNT REGISTRATION

-------------------------------------------------------------------------------
INSTRUCTIONS:                              RETURN THIS COMPLETED FORM TO:
FOR WIRING INSTRUCTIONS           THE RODNEY SQUARE STRATEGIC EQUITY FUND
OR FOR ASSISTANCE IN              C/O PFPC
COMPLETING THIS FORM              P.O. BOX 8987
CALL (800) 336-9970               WILMINGTON, DE  19899-9752
-------------------------------------------------------------------------------

PORTFOLIO SELECTION ($1,000 MINIMUM)

      TOTAL AMOUNT TO BE INVESTED         $
                                            -------------------
_______  By check. (Make payable to the "Large Cap Growth Equity Portfolio")
_______  By wire. Call 1-800-336-9970 for instructions.


ACCOUNT REGISTRATION-JOINT TENANTS USE LINES 1 AND 2; CUSTODIAN FOR A MINOR, USE LINES 1 AND 3; CORPORATION, TRUST OR OTHER ORGANIZATION OR ANY FIDUCIARY CAPACITY, USE LINE 4.

1.  Individual
                    ---------------    ----     ----------------   -----------------------
                    First Name          MI         Last Name        Customer Tax ID No.*

2.  Joint Tenancy**
                    ---------------    ----     ----------------   -----------------------
                     First Name         MI         Last Name        Customer Tax ID No.*

                                                                                                         Uniform
                                                                                                         Gifts/Transfers
                                                                                                         to Minors Act
3.  Gifts to Minors+                                                                under the
                      -----------------------------     --------------------------            ---------
                                 Minor's Name              Customer Tax ID No.*                State

4.  Other Registration
                       --------------------------      -------------------------
                                                          Customer Tax ID No.*

5.  If Trust, Date of Trust Instrument:
                                        ----------------------------------------

6.  --------------------------------------
               Your Occupation

7.  ------------------------------------------      ----------------------------
             Employer's Name                                 Employer's Address

* Customer Tax Identification No.: (a) for an individual, joint tenants, or a custodial account under the Uniform Gifts/Transfers to Minors Act, supply the Social Security number of the registered account owner who is to be taxed; (b) for a trust, a corporation, a partnership, an organization, a fiduciary, etc., supply the Employer Identification number of the legal entity or organization that will report income and/or gains.
**  "Joint Tenants with Rights of Survivorship" unless otherwise specified.
+   Regulated by the state's Uniform Gift/Transfers to Minors Act.

-------------------------------------------------------------------------------
ADDRESS OF RECORD


--------------------------------------------------------------------------------
            Street

--------------------------------------------------------------------------------
            City                         State                      Zip Code

DISTRIBUTION OPTIONS-IF THESE BOXES ARE NOT CHECKED ALL DISTRIBUTIONS WILL BE INVESTED IN ADDITIONAL SHARES.
                                     Pay Cash for:

                                                       Short-Term    Long-term
                                   Income Dividends   Capital Gain  Capital Gain

LARGE CAP GROWTH EQUITY PORTFOLIO        |_|               |_|          |_|

--------------------------------------------------------------------------------

CHECK ANY OF THE FOLLOWING IF YOU WOULD LIKE ADDITIONAL INFORMATION ABOUT A PARTICULAR PLAN OR SERVICES SENT TO YOU.

|_|AUTOMATIC INVESTMENT PLAN              |_| SYSTEMATIC WITHDRAWAL PLAN

(Check redemptions services are generally not available for clients of WTC through their Trust or corporate cash management accounts; this service may also not be available for clients of Service Organizations.)


--------------------------------------------------------------------------------
CERTIFICATIONS AND SIGNATURE(S) - PLEASE SIGN EXACTLY AS REGISTERED UNDER "ACCOUNT REGISTRATION."

   I have received and read the Prospectus for The Rodney Square Strategic Equity Fund and agree to its terms; I am of legal age. I understand that the shares offered by this Prospectus are not deposits of, or guaranteed by, Wilmington Trust Company or any other bank, nor are the shares insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other agency. I further understand that investment in these shares involves investment risks, including possible loss of principal. If a corporate customer, I certify that appropriate corporate resolutions authorizing investment in The Rodney Square Strategic Equity Fund have been duly adopted.

   I certify under penalties of perjury that the Social Security number or taxpayer identification number shown above is correct. Unless the box below is checked, I certify under penalties of perjury that I am not subject to backup withholding because the Internal Revenue Service (a) has not notified me that I am as a result of failure to report all interest or dividends, or (b) has notified me that I am no longer subject to backup withholding. The certifications in this paragraph are required from all nonexempt persons to prevent backup withholding of 31% of all taxable distributions and gross redemption proceeds under the federal income tax law.

|_|   Check here if you are subject to backup withholding.

Signature                                                         Date
          ------------------------------------------------------       ---------

Signature                                                         Date
          ------------------------------------------------------       ---------

Check one:  |_| Owner  |_| Trustee  |_| Custodian  |_| Other





--------------------------------------------------------------------------------
IDENTIFICATION OF SERVICE ORGANIZATION

We authorize PFPC and Rodney Square Distributors, Inc. ("RSD") in the case of transactions by telephone, to act as our agents in connection with transactions authorized by this order form.



Service Organization Name and Code                               |_||_||_||_||_|
----------------------------------------------------------------

Branch Address and Code                                                |_||_||_|
----------------------------------------------------------------
Representative or Other Employee Code                               |_||_||_||_|
----------------------------------------------------------------

Authorized Signature of Service Organization                      Telephone (  )
                                              -----------------                 --------------
--------------------------------------------------------------------------------

[LOGO]

      the RODNEY SQUARE
          STRATEGIC EQUITY FUND
          LARGE CAP GROWTH EQUITY PORTFOLIO

APPLICATION FOR TELEPHONE REDEMPTION OPTION
--------------------------------------------------------------------------------

Telephone redemption permits redemption of fund shares by telephone, with proceeds directed only to the fund account address of record or to the bank account designated below. For investments by check, telephone redemption is available only after these shares have been on the Fund's books for 10 days.

This form is to be used to add or change the telephone redemption option on your Rodney Square Strategic Equity Fund account(s).

--------------------------------------------------------------------------------
ACCOUNT INFORMATION
 Portfolio Name(s):
                    ------------------------------------------------------------
 Fund Account Number(s):
                         -------------------------------------------------------
                         (Please provide if you are a current account holder:)

   REGISTERED IN THE NAME(S) OF:
                                 -----------------------------------------------

                                 -----------------------------------------------

                                 -----------------------------------------------


   REGISTERED ADDRESS:
                                 -----------------------------------------------

                                 -----------------------------------------------

                                 -----------------------------------------------

NOTE: If this form is not submitted together with the application, a corporate resolution must be included for accounts registered to other than an individual, a fiduciary or partnership.

--------------------------------------------------------------------------------
REDEMPTION INSTRUCTIONS


      |_|   Add               |_| Change

CHECK ONE OR MORE.

      |_|   Mail proceeds to my fund account  address of record (must be $10,000 or less and address must be established for a minimum of 60 days)
      |_|   Mail proceeds to my bank
      |_|   Wire proceeds to my bank (minimum $1,000)
      |_|   All of the above

Telephone redemption by wire can be used only with financial institutions that are participants in the Federal Reserve Bank Wire System. If the financial institution you designate is not a Federal Reserve participant, telephone redemption proceeds will be mailed to the named financial institution. In either case, it may take a day or two, upon receipt for your financial institution to credit your bank account with the proceeds, depending on its internal crediting procedures

--------------------------------------------------------------------------------
BANK INFORMATION -- PLEASE COMPLETE THE FOLLOWING INFORMATION ONLY IF PROCEEDS MAILED/WIRED TO YOUR BANK WAS SELECTED. A VOIDED BANK CHECK MUST BE ATTACHED TO THIS APPLICATION.

   Name of Bank
                          ------------------------------------------------------
   Bank Routing Transit #
                          ------------------------------------------------------
   Bank Address
                          ------------------------------------------------------
   City/State/Zip
                          ------------------------------------------------------
   Bank Account Number
                          ------------------------------------------------------
   Name(s) on Bank Account

--------------------------------------------------------------------------------
AUTHORIZATIONS

  By electing the telephone redemption option, I appoint PFPC my agent to redeem shares of any designated Rodney Square Fund when so instructed by telephone. This power will continue if I am disabled or incapacitated. By granting this power, I understand that PFPC may be contacted, on my apparent behalf, by impostors. In view of this risk, I further understand and agree that PFPC plans to follow reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures shall include sending proceeds of telephone redemption requests only to my account address of record, or to the bank listed above. Proceeds in excess of $10,000 will be sent only to my predesignated bank. By signing below, I agree on behalf of myself, my successors and assigns, not to hold PFPC, any of its affiliates, or any Rodney Square Fund responsible for acting under the powers I have given PFPC, provided the aforementioned precautionary procedures are duly followed. I also agree that all account and registration information I have given will remain the same unless I instruct PFPC otherwise in writing, accompanied by a signature guarantee. If I want to terminate this agreement, I will give PFPC at least ten days notice in writing. If PFPC or the Rodney Square Funds want to terminate this agreement, they will give me at least ten days notice in writing.

  ALL OWNERS ON THE ACCOUNT MUST SIGN BELOW AND OBTAIN SIGNATURE GUARANTEE(S).



 -----------------------------------        ------------------------------------
   Signature of Individual Owner             Signature of Joint Owner (if any)


             -----------------------------------------------------------
                  Signature of Corporate Officer, Trustee or other --
                            please include your title

You must have a signature(s) guaranteed by an eligible institution acceptable to PFPC, such as a bank, broker/dealer, clearing agency or savings association, that is a participant in a medallion program recognized by the Securities Transfer Association. A Notary Public is not an acceptable guarantor. For more information on signature guarantees, see "Redemption of Shares" in the Prospectus.

                          SIGNATURE GUARANTEE(S) (stamp)

                                 TABLE OF CONTENTS


EXPENSE TABLE................................................................2

FINANCIAL HIGHLIGHTS.........................................................3

QUESTIONS AND ANSWERS ABOUT THE PORTFOLIO....................................4

INVESTMENT OBJECTIVE AND POLICIES............................................5

INVESTMENT PRACTICES.........................................................6

RISK FACTORS.................................................................6

PURCHASE OF SHARES...........................................................7

SHAREHOLDER ACCOUNTS.........................................................8

REDEMPTION OF SHARES.........................................................9

EXCHANGE OF SHARES..........................................................10

HOW NET ASSET VALUE IS DETERMINED...........................................11

DIVIDENDS, CAPITAL GAIN DISTRIBUTIONS AND TAXES.............................11

PERFORMANCE INFORMATION.....................................................12

MANAGEMENT OF THE FUND......................................................12

DESCRIPTION OF THE FUND.....................................................14

                                   TRUSTEES

                                 Eric Brucker
                               Fred L. Buckner
                             Robert J. Christian
                               John J. Quindlen
                                 Nina M. Webb

                                ------------


                                   OFFICERS

                        Robert J. Christian, President
                         Nina M. Webb, Vice President
                  John J. Kelley, Vice President & Treasurer
                        Carl M. Rizzo, Esq., Secretary
                  Diane J. Drake, Esq., Assistant Secretary
                    Mary Jane Maloney, Assistant Secretary
                    John C. McDonnell, Assistant Treasurer

                    --------------------------------------


                                ADMINISTRATOR,
                              TRANSFER AGENT AND
                               ACCOUNTING AGENT
                                  PFPC Inc.
                             400 Bellevue Parkway
                             Wilmington, DE 19809

                             --------------------


                            INVESTMENT ADVISER AND
                                  CUSTODIAN
                           Wilmington Trust Company
                             Rodney Square North
                              1100 N. Market St.
                          Wilmington, DE 19890-0001
                          -------------------------


                                 DISTRIBUTOR
                       Rodney Square Distributors, Inc.
                             Rodney Square North
                              1100 N. Market St.
                          Wilmington, DE 19890-0001
                          -------------------------

                  THE RODNEY SQUARE STRATEGIC EQUITY FUND

                        LARGE CAP GROWTH EQUITY PORTFOLIO

                               Rodney Square North
                            1100 North Market Street
                         Wilmington, Delaware 19890-0001


The Large Cap Growth Equity Portfolio (the "Portfolio") is a diversified series of the Rodney Square Strategic Equity Fund (the "Fund"), an open-end management investment company. The Portfolio seeks superior long-term growth of capital. The Portfolio's Adviser, Wilmington Trust Company ("WTC" or the "Adviser"), will seek to achieve this objective by causing the Portfolio to be as fully invested as is practical, in light of cash flows, in equity (or related) securities of large cap U. S. issuers that are judged by the Adviser to possess strong growth characteristics.



--------------------------------------------------------------------------------



                       STATEMENT OF ADDITIONAL INFORMATION

                                  April 1, 1998


--------------------------------------------------------------------------------


      This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's current Prospectus, dated April 1, 1998. A copy of the current Prospectus may be obtained without charge, by writing to Rodney Square Distributors, Inc. ("RSD"), Rodney Square North, 1100 North Market Street, Wilmington, DE 19890-0001 and from certain institutions such as banks or broker-dealers that have entered into servicing agreements ("Service Organizations") with RSD or by calling (800) 336-9970.

                                TABLE OF CONTENTS

SECTION                                                               PAGE

THE PORTFOLIO'S INVESTMENT POLICIES.....................................1

INVESTMENT LIMITATIONS..................................................3

TRUSTEES AND OFFICERS...................................................4

WILMINGTON TRUST COMPANY................................................6

INVESTMENT ADVISORY SERVICES............................................6

ADMINISTRATION AND ACCOUNTING SERVICES..................................7

DISTRIBUTION AGREEMENT..................................................8

REDEMPTIONS.............................................................8

PORTFOLIO TRANSACTIONS..................................................9

NET ASSET VALUE........................................................10

PERFORMANCE INFORMATION................................................10

TAXES..................................................................15

DESCRIPTION OF THE FUND................................................17

OTHER INFORMATION......................................................17

FINANCIAL STATEMENTS...................................................18

APPENDIX..............................................................A-1

                       THE PORTFOLIO'S INVESTMENT POLICIES

      The following  information  supplements  the  information  concerning  the
Portfolio's  investment  objective,   policies  and  limitations  found  in  the
Prospectus.

      OPTION AND FUTURES STRATEGIES. The Portfolio may purchase and write (sell) exchange-traded options and futures. These strategies are described in detail in the Appendix.

      U.S. GOVERNMENT OBLIGATIONS. The Portfolio may invest in U.S. Government obligations, including direct obligations of the U.S. Government (such as Treasury bills, notes and bonds) and obligations issued by U.S. Government agencies and instrumentalities. Agencies and instrumentalities include executive departments of the U.S. Government or independent federal organizations supervised by Congress. Although not all obligations of agencies and instrumentalities are direct obligations of the U.S. Treasury, payment of the interest and principal on these obligations is generally backed directly or indirectly by the U.S. Government. This support can range from obligations supported by the full faith and credit of the United States to obligations that are supported solely or primarily by the creditworthiness of the issuer. In the case of obligations not backed by the full faith and credit of the United States, the Portfolio must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment and may not be able to assert a claim against the United States itself in the event the agency or instrumentality does not meet its commitments.

      A portion of the assets of the Portfolio may consist of Treasury bonds, Government National Mortgage Association ("GNMA") mortgage-backed certificates and other U.S. Government obligations representing ownership interests in mortgage pools, such as securities issued by the Federal National Mortgage Association ("FNMA") and by the Federal Home Loan Mortgage Corporation ("FHLMC"). The payment of interest and principal on the latter securities are guaranteed by FNMA and FHLMC, respectively. FNMA and FHLMC are federally chartered corporations supervised by the U.S. Government acting as government instrumentalities under authority granted by Congress. Securities issued and backed by FNMA and FHLMC are not backed by the full faith and credit of the United States; however, their close relationship with the U.S. Government makes them high quality securities with minimal credit risks. FNMA and FHLMC are each authorized to borrow to a limited extent from the U.S. Treasury to meet their obligations.

      Although the mortgage loans in the pool underlying a mortgage-backed certificate will have maturities of up to 30 years, the actual average life of a certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity. Prepayment rates vary widely and may be affected by changes in mortgage interest rates. In periods of falling interest rates, the rate of prepayment on higher interest rate mortgages tends to increase, thereby shortening the actual average life of the certificate. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the actual average life of the certificate. Reinvestment of prepayments may occur at rates higher or lower than the original yield on the certificates. Due to the prepayment possibility and the need to reinvest prepayments of principal at current rates, mortgage-backed certificates may be less effective than typical non-callable bonds of similar maturities at "locking in" higher yields during the period of declining interest rates, although they may have comparable risks of decline in value during periods of rising interest rates. Mortgage-backed certificates may include securities backed by adjustable-rate mortgages which bear interest at a rate which will be adjusted periodically.




      WHEN-ISSUED SECURITIES. New issues of U.S. Government obligations may be offered on a when-issued basis. This means that delivery and payment for the securities normally will take place approximately 15 to 90 days after the date of the transaction. The payment obligation and the interest rate that will be received are each fixed at the time the buyer enters into the commitment. The Portfolio will make commitments to purchase such securities only with the intention of actually acquiring the securities, but it may dispose of the commitment before the settlement date if it is deemed advisable as a matter of investment strategy. A separate account of the Portfolio will be established at the Fund's custodian bank, into which cash or other liquid assets equal to the amount of the above commitments will be deposited. If the market value of the deposited securities declines, additional cash or securities will be placed in the account on a daily basis so that the market value of the account will equal the amount of such commitments by the Portfolio. The Portfolio expects that its outstanding commitments at any one time to purchase when-issued securities will not exceed 5% of its net asset value.

      A security purchased on a when-issued basis is recorded as an asset on the commitment date and is subject to changes in market value generally based upon changes in the level of interest rates. Thus, upon delivery, its market value may be higher or lower than its cost resulting in an increase or decrease in the Portfolio's net asset value. Failure by the issuer to deliver a security purchased on a when-issued basis may result in a loss or a missed opportunity to make an alternative investment.

      The Portfolio generally does not pay for such securities or start earning interest on them until they are received. When payment for a when-issued security is due, the Portfolio will meet its obligations from then-available cash flow, the sale of securities held in the separate account or the sale of other securities. The sale of securities to meet such obligations carries with it a greater potential for the realization of capital gains or losses.

      REPURCHASE AGREEMENTS. The Portfolio may enter into repurchase agreements with respect to any security in which it is authorized to invest. A repurchase agreement is a transaction in which the Portfolio purchases a security from a bank or recognized securities dealer and simultaneously commits to resell that security to that bank or dealer at an agreed upon price, date and market rate of interest. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility of a decline in the market value of the underlying securities, as well as delay and costs to the Fund in connection with bankruptcy proceedings), it is the policy of the Fund to limit repurchase transactions to primary dealers in U.S. Government obligations and to banks whose creditworthiness has been reviewed and found satisfactory by WTC. Repurchase agreements maturing in more than seven days are considered to be illiquid for the purposes of the Fund's investment limitations.

      ILLIQUID SECURITIES. The Portfolio may not purchase or otherwise acquire any security or invest in a repurchase agreement with respect to any securities if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in illiquid securities. For purposes of this limitation, repurchase agreements not entitling the holder to payment of principal within seven days and securities that are illiquid by virtue of legal or contractual restrictions on resale ("restricted securities") or the absence of a readily available market are considered illiquid. Restricted securities that are actively traded in the institutional market are not subject to the 15% limit. The Portfolio may not, however, invest more that 10% of its total assets in restricted equity securities that do not have a readily available market.

      COMMERCIAL PAPER. Commercial paper consists of short-term (up to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. The Portfolio may invest only in commercial paper rated A-1 or higher by Standard & Poor's, a division of The McGraw-Hill Companies, Inc., or Prime-1 by Moody's Investors Service, Inc.

      LOANS OF PORTFOLIO SECURITIES. Although the Portfolio has no present intention of doing so, it may from time to time lend its portfolio securities to brokers, dealers and financial institutions. Such loans will in no event exceed one-third of the Portfolio's total assets and will be secured by collateral in the form of cash or securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities, which at all times while the loan is outstanding will be maintained in an amount at least equal to the current market value of the loaned securities.

      The primary risk involved in lending securities is that of a financial failure by the borrower. In such a situation, the borrower might be unable to return the loaned securities at a time when the value of the collateral has fallen below the amount necessary to replace the loaned securities. The borrower would be liable for the shortage, but the Portfolio would be an unsecured creditor with respect to such shortage and might not be able to recover all or any of it. In order to minimize this risk, the Portfolio will make loans of securities only to firms deemed creditworthy by the Adviser and only when, in the judgment of the Adviser, the consideration that the Portfolio will receive from the borrower justifies the risk.

                             INVESTMENT LIMITATIONS

      The investment limitations described below are fundamental, and may not be changed without the affirmative vote of the lesser of (i) 67% or more of the shares of the Portfolio present at a shareholders' meeting if holders of more than 50% of the outstanding shares of the Portfolio are present in person or by proxy or (ii) more than 50% of the outstanding shares of the Portfolio.

      The Portfolio will not as a matter of fundamental policy:

      1. with respect to 75% of the Portfolio's total assets, invest more than 5% of the value of its total assets in the securities of any one issuer, except debt obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities ("U.S. Government obligations"); for purposes of this limitation, repurchase agreements fully collateralized by U.S. Government obligations will be treated as U.S.
Government obligations;

      2. with respect to 75% of the Portfolio's total assets, purchase the securities of any issuer if such purchase would cause more than 10% of the voting securities of such issuer to be held by the Portfolio;

      3. borrow money, except for temporary or emergency purposes, and then in an aggregate amount not in excess of 10% of the Portfolio's total assets;

      4. purchase securities (other than U.S. Government obligations), if such purchase would cause more than 25% in the aggregate of the market value of the total assets of the Portfolio at the time of such purchase to be invested in the securities of one or more issuers having their principal business activities in the same industry;

      5. act as underwriter of the securities issued by others, except to the extent that the purchase of securities in accordance with the Portfolio's investment objective and policies directly from the issuer thereof and the later disposition thereof may be deemed to be underwriting;

      6. issue senior securities, except to the extent permitted by the Investment Company Act of 1940 (the "1940 Act");

      7. purchase or sell real estate, but this limitation shall not prevent the Portfolio from investing in obligations secured by real estate or interests therein or obligations issued by companies that invest in real estate or interests therein, including real estate investment trusts;

      8. purchase or sell physical commodities unless acquired as a result of owning securities or other instruments, but the Portfolio may purchase, sell or enter into financial options and futures, forward and spot currency contracts, swap transactions and other derivative financial instruments; or

      9. make loans to other persons, except loans of portfolio securities and except to the extent that the purchase of debt obligations in accordance with the Portfolio's investment objectives and policies and the entry into repurchase agreements may be deemed to be loans.

      In addition, the Portfolio has adopted several non-fundamental policies, which can be changed by the Board of Trustees without shareholder approval.

      As a matter of non-fundamental policy, the Portfolio will not:

      1. purchase or otherwise acquire any security or invest in a repurchase agreement with respect to any securities if, as a result, more than 15% of the Portfolio's net assets (taken at current value) would be invested in repurchase agreements not entitling the holder to payment of principal within seven days and in securities that are illiquid by virtue of legal or contractual restrictions on resale or the absence of a readily available market;

      2. purchase the securities of open-end investment companies or invest more than 10% of its total net assets, taken at market value, in the securities of closed-end investment companies, provided that no purchase of securities of closed-end companies shall be made except by purchase in the open market when no commission or profit to a sponsor or broker-dealer results from such purchase other than the customary broker's commission (except when part of a plan of merger, consolidation, reorganization or acquisition of assets);

      3. purchase securities on margin except to obtain such credits as may be necessary for the clearance of the purchases and sales of securities, or make short sales, unless by virtue of its ownership of other securities, it has the right to obtain securities equivalent in kind and amount to the securities sold and, if the right is conditional, the sale is made upon the same conditions; or

      4.     engage in futures contract transactions; or

      5. purchase securities while borrowings in excess of 5% of the Portfolio's total assets are outstanding.

      Whenever an investment policy or limitation states a maximum percentage of the Portfolio's assets that may be invested in any security or other asset or sets forth a policy regarding quality standards, that percentage shall be determined, or that standard shall be applied, immediately after the Portfolio's acquisition of the security or other asset. Accordingly, any later increase or decrease resulting from a change in the market value of a security or in the Portfolio's net or total assets will not cause the Portfolio to violate a percentage limitation. Similarly, any later change in quality, such as a rating downgrade or the delisting of a warrant, will not cause the Portfolio to violate a quality standard.

      "Value" for the purposes of all investment limitations shall mean the value used in determining the Portfolio's net asset value.

      The Portfolio may as a fundamental policy invest all of its investable assets (cash, securities and receivables relating to securities) in an open-end management investment company having substantially the same investment objective, policies and limitations as the Portfolio, notwithstanding any other investment policy of the Portfolio.

                              TRUSTEES AND OFFICERS

      The Fund has a Board, presently composed of five Trustees, that supervises the Portfolio's activities and reviews contractual arrangements with companies that provide the Portfolio with services. The Fund's Trustees and officers are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees, with the exception of Nina M. Webb, also serve in similar capacities for The Rodney Square Fund, The Rodney Square Tax-Exempt Fund, and The Rodney Square Strategic Fixed-Income Fund. Those Trustees who are "interested persons" of the Fund (as defined in the 1940 Act) by virtue of their positions with WTC are indicated by an asterisk (*).

ERIC BRUCKER, School of Management, University of Michigan, Dearborn, MI 48128, Trustee, age 56, has been Dean of the School of Management at the University of Michigan since June 1992. He was Professor of Economics, Trenton State College from September 1989 through June 1992. He was Vice President for Academic Affairs, Trenton State College, from September 1989 through June 1991. From 1976 until September 1989, he was Dean of the College of Business and Economics and Chairman of various committees at the University of Delaware. He is also a member of the Detroit Economic Club, Financial Executive Institute and Leadership Detroit.

FRED L. BUCKNER, 5 Hearth Lane, Greenville, DE 19807, Trustee, age 66, has retired as President and Chief Operating Officer of Hercules Incorporated (diversified chemicals), positions he held from March 1987 through March 1992. He also served as a member of the Hercules Incorporated Board of Directors from 1986 through March 1992.

*ROBERT J. CHRISTIAN, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, President and Trustee, age 49, has been Chief Investment Officer of WTC since February 1996 and Director of Rodney Square Management Corporation ("RSMC") since February 1996. He was Chairman and Director of PNC Equity Advisors Company, and President and Chief Investment Officer of PNC Asset Management Group, Inc. from 1994 to 1996. He was Chief Investment Officer of PNC Bank, N.A. from 1992 to 1996, Director of Provident Capital Management from 1993 to 1996 and Director of Investment Strategy PNC Bank, N.A. from 1989 to 1992. He is also a Trustee of LaSalle University and a member of the Board of Governors for the Pennsylvania Economy League.


JOHN J. QUINDLEN, 313 Southwinds, 1250 Southwinds Blvd., Vero Beach, FL. 32963, Trustee, age 65, has retired as Senior Vice President-Finance of E.I. du Pont de Nemours and Company, Inc. (diversified chemicals), a position he held from 1984 to November 30, 1993. He also served as Chief Financial Officer of E.I. du Pont de Nemours and Company, Inc. from 1984 through June 30, 1993. He also serves as a director of St. Joe Paper Co. and a Trustee of Kalmar Pooled Investment Trust.


JOSEPH M. FAHEY, JR., Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, Vice President, age 41, has been with RSMC since 1984, as a Secretary of RSMC since 1986, a Director of RSMC since 1989 and a Vice President of RSMC since 1992. He was an Assistant Vice President of RSMC from 1988 to January 1992.


*NINA M. WEBB, Rodney Square North, 1100 N. Market St., Wilmington, DE 19890-0001, Vice President and Trustee, age 44, has been an Equity Portfolio Manager at WTC since March 1987. A Chartered Financial Analyst, she previously was employed by the University of Delaware as Senior Investment Analyst (1985-86), Investment Analyst (1982-85), and Accountant
(1976-82).


JOHN J. KELLEY, 400 Bellevue Parkway, Wilmington, DE 19809, Vice President and Treasurer, age 38, has been Vice President of PFPC, Inc. ("PFPC") since January 1998. He was a Vice President of RSMC from 1995 to January 1998 and an Assistant Vice President of RSMC from 1989 to 1995.

CARL M. RIZZO, ESQ., Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, Secretary, age 46, was appointed Vice President of RSMC in July, 1996. From 1995 to 1996 he was Assistant General Counsel of Aid Association for Lutherans (a fraternal benefit association); from 1994 to 1995 Senior Associate Counsel of United Services Automobile Association (an insurance and financial services firm); and from 1987 to 1994 Special Counsel or Attorney-Adviser with a federal government agency.



      The fees of the Trustees who are not "interested persons' of the Fund, as defined in the 1940 Act ("Independent Trustees"), are paid by the Portfolio. The Portfolio may also reimburse Independent Trustees for expenses incurred in attending meetings of the Board. The following table shows the fees paid during calendar 1997 to the Independent Trustees for their service to the Fund and to the Rodney Square Family of Funds. On January 31, 1998, the Trustees and officers of the Fund, as a group, owned beneficially, or may be deemed to have owned beneficially, less than 1% of the outstanding shares of the Portfolio.


                               1997 TRUSTEES FEES

                          TOTAL FEES FROM             TOTAL FEES FROM THE RODNEY
INDEPENDENT TRUSTEE          THE FUND                   SQUARE FAMILY OF FUNDS
-------------------          --------                   ----------------------

Eric Brucker                  $1,950                           $12,700

Fred L. Buckner               $1,950                           $12,700

John J. Quindlen              $1,950                           $12,700



                            WILMINGTON TRUST COMPANY

      The Investment Adviser to the Fund, WTC, is a state-chartered bank organized as a Delaware corporation in 1903. WTC is a wholly owned subsidiary of Wilmington Trust Corporation, a publicly held bank holding company. The Fund benefits from the experience, conservative values and special heritage of WTC. WTC is a financially strong bank and enjoys a reputation for providing exceptional consistency, stability and discipline in managing both short-term and long-term investments. WTC is Delaware's largest full-service bank and, with more than $96 billion in trust, custody and investment management assets, WTC ranks among the nation's leading money management firms. As of December 31, 1996, the trust department of WTC was the seventeenth largest in the United States as measured by discretionary assets under management. WTC is engaged in a variety of investment advisory activities, including the management of collective investment pools, and has nearly a century of experience managing the personal investments of high net-worth individuals. Its current roster of institutional clients includes several Fortune 500 companies. In addition to serving as Investment Adviser to the Fund, WTC also manages over $3 billion in fixed-income assets for various other institutional clients. Certain departments in WTC engage in investment management activities that utilize a variety of investment instruments such as interest rate futures contracts, options on U. S. Treasury securities and municipal forward contracts. Of course, there can be no guarantee that the Portfolio will achieve its investment objective or that WTC will perform its services in a manner which would cause it to satisfy its objective. WTC is also Custodian of the Fund's assets.

      Several affiliates of WTC are also engaged in the investment advisory business. Wilmington Trust FSB, a wholly owned subsidiary of WTC, exercises investment discretion over certain institutional accounts. Wilmington Brokerage Services Company, another wholly owned subsidiary of WTC, is a registered investment adviser and a registered broker-dealer.


                          INVESTMENT ADVISORY SERVICES

      ADVISORY AGREEMENT. WTC serves as Investment Adviser to the Portfolio pursuant to an Advisory Agreement between the Fund and WTC dated February 23, 1998. Under the Advisory Agreement, WTC directs the investments of the Portfolio in accordance with the Portfolio's investment objective, policies and limitations.


      For WTC's services under the Advisory Agreement, the Portfolio pays WTC a monthly fee at an annual rate of 0.55% of the Portfolio's average daily net assets. The average is computed on the basis of the Portfolio's daily net assets, as determined at the close of business on each day throughout the month.

      WTC has agreed voluntarily to waive all or a portion of its fee or reimburse the Portfolio monthly to the extent that expenses (excluding brokerage commissions, interest, taxes and extraordinary expenses) incurred by the Portfolio exceed an annual rate of 0.75% of the average daily net assets of the Portfolio. This undertaking, which is not contained in the Advisory Agreement, may be amended or rescinded in the future.


      Under the Advisory Agreement, the Fund, on behalf of the Portfolio, assumes responsibility for paying all Fund expenses other than those expressly stated to be payable by WTC. Such expenses include without limitation: (a) fees payable for administrative services; (b) fees payable for accounting services;
(c) the cost of obtaining quotations for calculating the value of the assets of the Portfolio; (d) interest and taxes; (e) brokerage commissions, dealer spreads and other costs in connection with the purchase and sale of securities; (f) compensation and expenses of its Trustees other than those who are "interested persons" of the Fund (as defined in the 1940 Act); (g) legal and audit expenses;
(h) fees and expenses related to the registration and qualification of the Fund and its shares for distribution under state and federal securities laws; (i) expenses of typesetting, printing and mailing reports, notices and proxy material to shareholders of the Fund, (j) all other expenses incidental to holding meetings of the Fund's shareholders, including proxy solicitations therefor; (k) premiums for fidelity bond and other insurance coverage; (l) the Fund's association membership dues; (m) expenses of typesetting for printing Prospectuses; (n) expenses of printing and distributing Prospectuses to existing shareholders; (o) out-of-pocket expenses incurred in connection with the provision of custodial and transfer agency services; (p) service fees payable by each Portfolio to the Distributor for providing personal services to the shareholders of each Portfolio and for maintaining shareholder accounts for those shareholders; (q) distribution fees; and (r) such non-recurring expenses as may arise, including costs arising from threatened actions, actions, suits and proceedings to which the fund is a party and the legal obligation which the Fund may have to indemnify its Trustees and officers with respect thereto.


      The Advisory Agreement provides that WTC shall not be liable to the Fund or to any shareholder of the Fund for any act or omission in the course of, or connected with, rendering services under the Agreement or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Portfolio, in the absence of WTC's willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties under the Agreement.


      The Advisory Agreement became effective on February 23, 1998, and continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees.


      The Advisory Agreement terminates automatically in the event of its assignment. The Agreement is also terminable (i) by the Fund (by vote of the Board of Trustees or by vote of a majority of the outstanding voting securities of the Portfolio), without payment of any penalty, on 60 days' written notice to WTC; or (ii) by WTC on 60 days' written notice to the Fund.


      Prior to February 23, 1998, the Portfolio was managed by two different portfolio advisers. For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, the Portfolio paid advisory fees in the amounts of $840,071, $353,161 and $320,260 respectively.


                   ADMINISTRATION AND ACCOUNTING SERVICES


      Under an Administration and Accounting Services Agreement with the Fund, PFPC, 400 Bellevue Parkway, Wilmington, Delaware 19809, performs certain administrative and accounting services for the Fund. These services include preparing shareholder reports, providing statistical and research data, assisting WTC in compliance monitoring activities, and preparing and filing federal and state tax returns on behalf of the Portfolio. In addition, PFPC prepares and files various reports with the appropriate regulatory agencies and prepares materials required by the SEC or any state securities commission having jurisdiction over the Fund. The accounting services performed by PFPC for the Portfolio include determining the net asset value per share of the Portfolio and maintaining records relating to the Portfolio's securities transactions.


      The Administration and Accounting Services Agreement provides that PFPC and its affiliates shall not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund or its Portfolio in connection with the matters to which the Administration and Accounting Services Agreement relates, except to the extent of a loss resulting from willful misfeasance, bad faith or gross negligence on their part in the performance of their obligations and duties under the Administration and Accounting Services Agreement.


      Under a Secretarial Services Agreement with the Fund, RSMC performs certain corporate secretarial services on behalf of the Portfolio. These services include supplying office facilities, non-investment related statistical and research data, and executive and administrative services; preparing and distributing all materials necessary for meetings of the Trustees and shareholders of the Fund; and preparing and arranging for filing, printing, and distribution of proxy materials and post-effective amendments to the Fund's registration statement. WTC pays RSMC for the provision of these services out of its advisory fee.


      Prior to February 23, 1998, RSMC provided administrative and accounting services for the Portfolio. For the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, RSMC was paid administration fees amounting to $75,606, $63,569 and $57,647, respectively. For each of the fiscal years ended December 31, 1997, December 31, 1996 and December 31, 1995, RSMC was paid an accounting services fee of $45,000.

                             DISTRIBUTION AGREEMENT

      RSD serves as the Distributor of the Portfolio's shares pursuant to a Distribution Agreement with the Fund. For the fiscal years ended December 31, 1997, 1996, and 1995, RSD received from the Fund underwriting commissions of $7,700, $4,544 and $5,691, respectively.


      Pursuant to the terms of the Distribution Agreement, RSD is granted the right to sell shares of the Portfolio as agent for the Fund.

      The Distribution Agreement provides that RSD, in the absence of willful misfeasance, bad faith or gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Agreement, will not be liable to the Fund or its shareholders for losses arising in connection with the sale of Portfolio shares.

      The Distribution Agreement continues in effect from year to year as long as its continuance is approved at least annually by a majority of the Trustees, including a majority of the Independent Trustees. The Distribution Agreement terminates automatically in the event of its assignment. The Agreement is also terminable without payment of any penalty (i) by the Fund (by vote of a majority of the Trustees of the Fund who are not interested persons of the Fund or by vote of a majority of the outstanding voting securities of the Fund) on sixty
(60) days' written notice to RSD; or (ii) by RSD on sixty (60) days' written notice to the Fund.

                                   REDEMPTIONS

      To ensure proper authorization before redeeming shares of the Portfolio, PFPC may require additional documents such as, but not restricted to, stock powers, trust instruments, death certificates, appointments as fiduciary, certificates of corporate authority and tax waivers required in some states when settling estates.

      Clients of WTC who have purchased shares through their trust accounts at WTC and clients of Service Organizations who have purchased shares through their accounts with those Service Organizations should contact WTC or the Service Organization prior to submitting a redemption request to ensure that all necessary documents accompany the request. When shares are held in the name of a corporation, other organization, trust, fiduciary or other institutional investor, PFPC requires, in addition to the stock power, certified evidence of authority to sign the necessary instruments of transfer. THESE PROCEDURES ARE FOR THE PROTECTION OF SHAREHOLDERS AND SHOULD BE FOLLOWED TO ENSURE PROMPT PAYMENT. Redemption requests must not be conditional as to date or price of the redemption. Redemption proceeds will be sent within seven days of acceptance of shares tendered for redemption. Delay may result if the purchase check has not yet cleared, but the delay will be no longer than required to verify that the purchase check has cleared, and the Fund will act as quickly as possible to minimize delay.


      The value of shares redeemed may be more or less than the shareholder's cost, depending on the net asset value at the time of redemption. Redemption of shares may result in tax consequences (gain or loss) to the shareholder, and the proceeds of a redemption may be subject to backup withholding. (See "Dividends, Capital Gain Distributions and Taxes" in the Prospectus.)


      A shareholder's right to redeem shares and to receive payment therefor may be suspended when (a) the New York Stock Exchange (the "Exchange") is closed other than for customary weekend and holiday closings, (b) trading on the Exchange is restricted, (c) an emergency exists as a result of which it is not reasonably practicable to dispose of the Portfolio's securities or to determine the value of the net assets of the Portfolio, or (d) ordered by a governmental body having jurisdiction over the Fund for the protection of the shareholders, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) shall govern as to whether a condition described in (b),
(c) or (d) exists. In the case of any such suspension, shareholders of the Portfolio may withdraw their requests for redemption or may receive payment based on the net asset value of the Portfolio next determined after the suspension is lifted.


      The Fund reserves the right, if conditions exist that make cash payments undesirable, to honor any request for redemption by making payment in whole or in part with readily marketable securities chosen by the Fund and valued in the same way as they would be valued for purposes of computing the net asset value of the Portfolio. If payment is made in securities, a shareholder may incur transaction expenses in converting those securities into cash. The Fund has elected, however, to be governed by Rule 18f-1 under the 1940 Act, as a result of which the Fund is obligated to redeem shares solely in cash if the redemption requests are made by one shareholder account up to the lesser of $250,000 or 1% of the net assets of the Portfolio during any 90-day period. This election is irrevocable unless the SEC permits its withdrawal.


                             PORTFOLIO TRANSACTIONS

      Purchases and sales of portfolio securities on a securities exchange are effected by brokers, and the Portfolio pays brokerage commissions for this service. In the over-the-counter market, securities are generally traded on a "net" basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. In underwritten offerings, securities are purchased at a fixed price which includes an amount of compensation to the underwriter, generally referred to as the underwriter's concession or discount. During the fiscal years ended December 31, 1997, 1996 and 1995, the Portfolio paid total brokerage commissions of $57,925, $59,691, and $116,972, respectively.


      The primary objective of WTC in placing orders on behalf of the Portfolio for the purchase and sale of securities is to obtain best execution at the most favorable prices through responsible broker-dealers and, where commission rates are negotiable, at competitive rates. In selecting a broker or dealer to execute a portfolio transaction, WTC considers, among other things, (i) the price of the securities to be purchased or sold; (ii) the rate of the commission or the amount of the mark-up to be charged; (iii) the size and difficulty of the order;
(iv) the reliability, integrity, financial condition, general execution and operational capability of any competing broker or dealer; and (v) the quality of the execution and research services provided by the broker or dealer to the Fund and to other discretionary accounts advised by WTC and its affiliates.


      WTC cannot readily determine the extent to which commission rates or net prices charged by broker-dealers reflect the value of their research services. In such cases, WTC receives services it otherwise might have had to perform itself. The research services provided by brokers or dealers can be useful to WTC in serving its other clients, as well as in serving the Fund. Conversely, information provided to WTC by brokers or dealers who have executed transaction orders on behalf of other WTC clients may be useful to WTC in providing services to the Fund. During the fiscal year ended December 31, 1997, the Portfolio paid $22,228 in brokerage commissions, involving transactions in the amount of $13,246,387 to brokers because of research services provided. These commissions paid amounted to 38.37% of the Portfolio's aggregate brokerage commissions for the fiscal period. During the fiscal year ended December 31, 1996, the Portfolio paid $20,783 in brokerage commissions, involving transactions in the amount of $10,917,379 to brokers because of research services provided. These commissions paid amounted to 34.82% of the Portfolio's aggregate brokerage commissions for the year. The Portfolio may purchase and sell portfolio securities to and from dealers who provide the Portfolio with research services. Portfolio transactions, however, will not be directed by the Portfolio to dealers solely on the basis of research services provided.




      Some of WTC's other clients have investment objectives and programs similar to that of the Portfolio. Occasionally, WTC may make recommendations to other clients which result in their purchasing or selling securities simultaneously with the Portfolio. Consequently, the demand for securities being purchased or the supply of securities being sold may increase, and this could have an adverse effect on the price of those securities. It is the policy of WTC not to favor one client over another in making recommendations or in placing orders. When two or more clients are simultaneously engaged in the purchase or sale of the same security and if the entire order cannot be made in a single order, the securities are allocated among clients in a manner believed to be equitable to each. If two or more of the clients of WTC simultaneously purchase or sell the same security, WTC allocates the prices and amounts according to a formula considered by the officers of each affected investment company and by the officers of WTC and its affiliates to be equitable to each account. While in some cases this practice could have a detrimental effect upon the price or the value of the security as far as the Portfolio is concerned, or upon its ability to complete its entire order, in other cases it is believed that coordination and the ability to participate in volume transactions will be beneficial to the Portfolio.


      PORTFOLIO TURNOVER. The portfolio turnover rate is calculated by dividing the lesser of the Portfolio's annual purchases or sales of portfolio securities for the particular fiscal year by the monthly average value of the portfolio securities owned by the Portfolio during the year. All securities, including options, whose maturity or the expiration date at the time of acquisition was one year or less are to be excluded from both the numerator and the denominator. The portfolio turnover rate of the Portfolio for the years ended December 31, 1997 and 1996 was 28.05% and 34.84%, respectively.


                                 NET ASSET VALUE

      In valuing the Portfolio's assets, a security listed on the Exchange (and not subject to restrictions against sale by the Portfolio on the Exchange) will be valued at its last sale price on the Exchange on the day the security is valued. Lacking any sales on such day, the security will be valued at the mean between the closing asked price and the closing bid price. Securities listed on other exchanges (and not subject to restriction against sale by the Portfolio on such exchanges) will be similarly valued, using quotations on the exchange on which the security is traded most extensively. Unlisted securities that are quoted on the National Association of Securities Dealers' National Market System, for which there have been sales of such securities on such day, shall be valued at the last sale price reported on such system on the day the security is valued. If there are no such sales on such day, the value shall be the mean between the closing asked price and the closing bid price. The value of such securities quoted on the Nasdaq Stock Market System, but not listed on the National Market System, shall be valued at the mean between the closing asked price and the closing bid price. Unlisted securities that are not quoted on the Nasdaq Stock Market System and for which over-the-counter market quotations are readily available will be valued at the mean between the current bid and asked prices for such security in the over-the-counter market. Other unlisted securities (and listed securities subject to restriction on sale) will be valued at fair value as determined in good faith under the direction of the Board of Trustees although the actual calculation may be done by others. Short-term investments with remaining maturities of less than 61 days are valued at amortized cost.


                             PERFORMANCE INFORMATION

      The performance of the Portfolio may be quoted in terms of its total return in advertising and other promotional materials ("performance advertisements"). Performance data quoted represents past performance and is not intended to indicate future performance. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Performance of the Portfolio will vary based on changes in market conditions and the level of the Portfolio's expenses. Effective February 23, 1998, WTC became the Investment Adviser of the Portfolio. Prior to February 23, 1998, the Portfolio was managed by two different portfolio advisers who followed different investment styles and sought to achieve its objective by investing at least 65% of its total assets in equity securities without regard to the market capitalization of the issuers of such securities.


      TOTAL RETURN CALCULATIONS. From time to time, the Portfolio may advertise its average annual total return. The Portfolio's average annual total return is calculated according to the following formula:

            P (1 + T)n     =    ERV

            where:   P     =    hypothetical initial payment of $1,000

                     T     =    average annual total return

                     n     =    number of years

                     ERV   =    ending  redeemable value at end of the period of
                                a  hypothetical  $1,000   payment  made  at  the
                                beginning of that period.

      The time periods used are based on rolling calendar quarters, updated to the last day of the most recent calendar quarter prior to submission of the advertisement for publication. Average annual total return, or "T" in the formula above, is computed by finding the average annual compounded rate of return over the period that would equate the initial amount invested to the ending redeemable value ("ERV"). In calculating average annual total return, all dividends and other distributions by the Portfolio are assumed to have been reinvested at net asset value on the reinvestment date during the period.


      The following table reflects the Portfolio's standardized average annual total returns for the periods stated below:

                           AVERAGE ANNUAL TOTAL RETURN


             1 YEAR                  5 YEARS                10 YEARS
              ENDED                   ENDED                  ENDED
         DEC. 31, 1997            DEC. 31, 1997          DEC. 31, 1997
         -------------            -------------          -------------

             27.50%                   18.39%                 17.43%


      While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the Portfolio's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of the Portfolio.


      The Portfolio may also include in its performance advertisements total return quotations that are not calculated according to the formula set forth above ("non-standardized total return"). For example, the Portfolio may quote unaveraged or cumulative total returns in performance advertisements which reflect the change in the value of an investment in the Portfolio over a stated period. PFPC calculates cumulative total return for the Portfolio for a specific period of time by assuming an initial investment of $1,000 in shares of the Portfolio and the reinvestment of dividends and other distributions. PFPC then determines the percentage rate of return on the hypothetical $1,000 investment by: (i) subtracting the value of the investment at the beginning of the period from the value of the investment at the end of the period; and (ii) dividing the remainder by the beginning value. The Portfolio's cumulative total return was, for the fiscal year ended December 31, 1997: 27.50%; for the five-years ended December 31, 1997: 132.55%; and for the ten years ended December 31, 1997:
398.52%.

      Average annual and cumulative total returns for the Portfolio may be quoted as a dollar amount, as well as a percentage, and may be calculated for a series of investments or a series of redemptions, as well as for a single investment or a single redemption, over any time period. Total returns may be broken down into their components of income and capital gain (including capital gain distributions and changes in share price) to illustrate the relationship of those factors and their contributions to total return.

      The following table shows the income and capital elements of the Portfolio's total return and compares them to the cost of living (as measured by the Consumer Price Index) over the same periods. During the periods quoted, interest rates and bond prices fluctuated widely; the table should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in the Portfolio today.

      During the ten years ended December 31, 1997, a hypothetical $10,000 investment in the Portfolio would have been worth $49,793.

                 CHANGES IN $10,000 HYPOTHETICAL INVESTMENT

               Value of    Value of     Value of                   Increase in
                Initial   Reinvested   Reinvested                 Cost of Living
Period Ended    $10,000     Income    Capital Gain                  (Consumer
 December 31  Investment   Dividends  Distributions  Total Value   Price Index)
 -----------  ----------   ---------  -------------  -----------   ------------

    1997       $25,532       $908        $23,353       $49,793         40.1%

    1996       $22,963       $817        $15,275       $39,055         37.5%

    1995       $20,800       $740        $ 9,891       $31,431         33.1%

    1994       $18,088       $643        $ 5,743       $24,474         29.8%

    1993       $19,582       $696        $ 4,252       $24,530         26.4%

    1992       $18,590       $661        $ 2,160       $21,411         23.0%

    1991       $18,734       $666        $   810       $20,210         19.5%

    1990       $13,847       $417        $    15       $14,279         15.9%

    1989       $15,078       $300           -          $15,378          9.3%

    1988       $12,007       $ 87          -           $12,094          4.4%



      Explanatory Note: A hypothetical initial investment of $10,000 on December 31, 1987, together with the aggregate cost of reinvested dividends and capital gain distributions for the entire period covered (their cash value at the time they were reinvested), would have amounted to $30,280. If dividends and capital gain distributions had not been reinvested, the total value of the investment in the Portfolio over time would have been smaller, and cash payments for the period would have amounted to $493 for income dividends and $14,119 for capital gain distributions. Without fee waivers from the Portfolio's service providers, and expense reimbursements by WTC, the Portfolio's returns would have been lower.

      The Fund may also from time to time along with performance advertisements, present its investments in the form of the "Schedule of Investments" included in the Annual Report to the shareholders of the Fund as of and for the fiscal year ended December 31, 1997, a copy of which is attached hereto and incorporated by reference.

      COMPARISON OF PORTFOLIO PERFORMANCE. A comparison of the quoted performance offered for various investments is valid only if performance is calculated in the same manner. Since there are many methods of calculating performance, investors should consider the effects of the methods used to calculate performance when comparing performance of shares of the Portfolio with performance quoted with respect to other investment companies or types of investments.


      In connection with communicating its performance to current or prospective shareholders, the Portfolio also may compare performance figures to the performance of other mutual funds tracked by mutual fund rating services, to other unmanaged indexes or unit investment trusts with similar holdings or to individual securities.

      From time to time, in marketing and other literature, the Portfolio's performance may be compared to the performance of broad groups of mutual funds with similar investment goals, as tracked by independent organizations such as, Investment Company Data, Inc. (an organization which provides performance ranking information for broad classes of mutual funds), Lipper Analytical Services, Inc. ("Lipper") (a mutual fund research firm which analyzes over 1,800 mutual funds), CDA Investment Technologies, Inc. (an organization which provides mutual fund performance and ranking information), Morningstar, Inc. (an organization which analyzes over 2,400 mutual funds) and other independent organizations. When Lipper's tracking results are used, the Portfolio will be compared to Lipper's appropriate fund category, that is, by fund objective and portfolio holdings. Rankings may be listed among one or more of the asset-size classes as determined by Lipper. When other organizations' tracking results are used, the Portfolio will be compared to the appropriate fund category, that is, by fund objective and portfolio holdings, or to the appropriate volatility grouping, where volatility is a measure of a fund's risk.


      Because the assets in all funds are always changing, the Portfolio may be ranked within one asset-size class at one time and in another asset-size class at some other time. In addition, the independent organization chosen to rank the Portfolio in marketing and promotional literature may change from time to time depending upon the basis of the independent organization's categorizations of mutual funds, changes in the Portfolio's investment policies and investments, the Portfolio's asset size and other factors deemed relevant. Advertisements and other marketing literature will indicate the time period and Lipper asset-size class or other performance ranking company criteria, as applicable, for the ranking in question.

      Evaluations of Portfolio performance made by independent sources may also be used in advertisements concerning the Portfolio, including reprints of, or selections from, editorials or articles about the Portfolio. Sources for performance information and articles about the Portfolio may include the following:

ASIAN WALL STREET JOURNAL, a weekly Asian newspaper that often reviews U.S. mutual funds investing internationally.

BARRON'S, a Dow Jones and Company, Inc. business and financial weekly that periodically reviews mutual fund performance data.

BUSINESS WEEK, a national business weekly that periodically reports the performance rankings and ratings of a variety of mutual funds investing abroad.

CDA INVESTMENT TECHNOLOGIES, INC., an organization that provides performance and ranking information through examining the dollar results of hypothetical mutual fund investments and comparing these results against appropriate market indexes.

CHANGING  TIMES,  THE  KIPLINGER   MAGAZINE,   a  monthly  investment   advisory
publication  that  periodically   features  the  performance  of  a  variety  of
securities.

CONSUMER DIGEST, a monthly business/financial magazine that includes a "Money Watch" section featuring financial news.

FINANCIAL TIMES, Europe's business newspaper, which features from time to time articles on international or country-specific funds.

FINANCIAL WORLD, a general business/financial magazine that includes a "Market Watch" department reporting on activities in the mutual fund industry.

FORBES, a national business publication that from time to time reports the performance of specific investment companies in the mutual fund industry.

FORTUNE, a national business publication that periodically rates the performance of a variety of mutual funds.

THE FRANK RUSSELL COMPANY, a West-Coast investment management firm that periodically evaluates international stock markets and compares foreign equity market performance to U.S. stock market performance.

GLOBAL  INVESTOR,   a  European   publication  that  periodically   reviews  the
performance of U.S. mutual funds investing internationally.

INVESTMENT COMPANY DATA, INC., an independent organization that provides performance ranking information for broad classes of mutual funds.

INVESTOR'S DAILY, a daily newspaper that features financial, economic, and business news.

LIPPER ANALYTICAL SERVICES, INC.'S MUTUAL FUND PERFORMANCE ANALYSIS, a weekly publication of industry-wide mutual fund averages by type of fund.

MONEY, a monthly magazine that from time to time features both specific funds and the mutual fund industry as a whole.

MUTUAL FUND VALUES,  a biweekly  Morningstar,  Inc.  publication  that  provides
ratings  of  mutual  funds  based  on  fund  performance,   risk  and  portfolio
characteristics.

THE NEW YORK TIMES, a nationally distributed newspaper that regularly covers financial news.

PERSONAL INVESTING NEWS, a monthly news publication that often reports on investment opportunities and market conditions.

PERSONAL INVESTOR, a monthly investment advisory publication that includes a "Mutual Funds Outlook" section reporting on mutual fund performance measures, yields, indexes and portfolio holdings.

SUCCESS, a monthly magazine targeted to the world of entrepreneurs and growing businesses, often featuring mutual fund performance data.

USA TODAY, a national daily newspaper.

U.S. NEWS AND WORLD REPORT, a national business weekly that periodically reports mutual fund performance data.

WALL STREET JOURNAL, a Dow Jones and Company, Inc. newspaper which regularly covers financial news.

WIESENBERGER INVESTMENT COMPANIES SERVICES, an annual compendium of information about mutual funds and other investment companies, including comparative data on funds' backgrounds, management policies, salient features, management results, income and dividend records, and price ranges.

                                      TAXES

      GENERAL. To continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), the Portfolio must distribute to its shareholders for each taxable year at least 90% of its investment company taxable income (consisting generally of net investment income plus net short-term capital gain) and must meet several additional requirements. These requirements include the following: (1) the Portfolio must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans and gains from the sale or other disposition of securities, or other income (including gains from options and futures) derived with respect to its business of investing in securities ("Income Requirement"); (2) at the close of each quarter of the Portfolio's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with these other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Portfolio's total assets and that does not represent more than 10% of the issuer's outstanding voting securities; and (3) at the close of each quarter of the Portfolio's taxable year, not more than 25% of the value of its total assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer.

      If the Portfolio failed to qualify for treatment as a RIC in any taxable year, it would be subject to tax on its taxable income at corporate rates and all distributions from earnings and profits, including any distributions from net tax-exempt income and net capital gain (the excess of net long-term capital gain over net short-term capital loss), would be taxable to its shareholders as ordinary income. In addition, the Portfolio could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying for RIC treatment.

      DISTRIBUTIONS. The Portfolio will be subject to a nondeductible 4% excise tax (the "Excise Tax") to the extent it fails to distribute by the end of any calendar year substantially all of its ordinary income and capital gain net income for that year, plus certain other amounts. For this and other purposes, dividends and other distributions declared in December of any year and payable to shareholders of record on a date in that month will be deemed to have been paid by the Portfolio and received by its shareholders on December 31 if they are paid by the Portfolio during the following January. Accordingly, such distributions will be taxed to the shareholders for the year in which that December 31 falls.

      It is anticipated that all or a portion of the dividends from the Portfolio's net investment income will qualify for the dividends-received deduction allowed to corporations. The qualifying portion may not exceed the aggregate dividends received by the Portfolio from U.S. corporations. However, dividends received by a corporate shareholder and deducted by it pursuant to the dividends-received deduction are subject indirectly to the alternative minimum tax. Moreover, the dividends-received deduction will be reduced to the extent the shares with respect to which the dividends are received are treated as debt-financed and will be eliminated if those shares are deemed to have been held for less than 46 days. Distributions of net short-term capital gain and net capital gain are not eligible for the dividends-received deduction.

      Any loss realized by a shareholder on the redemption of shares within six months from the date of their purchase will be treated as a long-term, instead of a short-term, capital loss to the extent of any capital gain distributions to that shareholder with respect to those shares.

      Distributions by the Portfolio from net investment income or capital gains will result in a reduction in the net asset value of its shares. If a distribution reduces the net asset value below a shareholder's cost basis, the distribution nevertheless will be taxable to the shareholder even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution. The price of shares purchased at that time includes the amount of the forthcoming distribution. Thus, investors purchasing shares just prior to a distribution will receive a partial return of their investment upon the distribution that nevertheless will be taxable to them.

      If the Portfolio makes a distribution to shareholders in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated by each shareholder as a return of capital to the extent of the shareholder's tax basis and thereafter as capital gain.

      HEDGING TRANSACTIONS. The use of hedging strategies, such as writing (selling) options and futures contracts, involves complex rules that will determine for federal income tax purposes the amount, character and timing of recognition of the gains and losses the Portfolio realizes in connection therewith. Gains from options and futures derived by the Portfolio with respect to its business of investing in securities qualify as permissible income under the Income Requirement.


      Futures contracts that are subject to section 1256 of the Code (other than such contracts that are part of a "mixed straddle" with respect to which the Portfolio has made an election not to have the following rules apply) ("Section 1256 Contracts") and that are held by the Portfolio at the end of its taxable year generally will be "marked-to-market" (that is, deemed to have been sold for their market value) for federal income tax purposes. Sixty percent of any net gain or loss recognized on these deemed sales, and 60% of any net realized gain or loss from any actual sales of Section 1256 Contracts, will be treated as long-term capital gain or loss, and the balance will be treated as short-term capital gain or loss. As of the date of this Statement of Additional Information, it is not entirely clear whether that 60% portion will qualify for the reduced maximum tax rates on non-corporate taxpayers' net capital gain enacted by the Taxpayer Relief Act of 1997 -- 20% (10% for taxpayers in the 15% marginal tax bracket) for gain recognized on capital assets held for more than 18 months -- instead of the 28% rate in effect before that legislation, which now applies to gain recognized on capital assets held for more than one year but not more than 18 months. However, technical corrections legislation passed by the House of Representatives late in 1997 would clarify that the lower rates apply. Section 1256 contracts also may be marked-to-market for purposes of the Excise Tax.


      Code section 1092 (dealing with straddles) also may affect the taxation of options and futures contracts in which the Portfolio may invest. Section 1092 defines a "straddle" as offsetting positions with respect to personal property; for these purposes, options and futures contracts are personal property. Under section 1092, any loss from the disposition of a position in a straddle generally may be deducted only to the extent the loss exceeds the unrealized gain on the offsetting position(s) of the straddle. Section 1092 also provides certain "wash sale" rules, which apply to transactions where a position is sold at a loss and a new offsetting position is acquired within a prescribed period, and "short sale" rules applicable to straddles. If the Portfolio makes certain elections, the amount, character and timing of the recognition of gains and losses from the affected straddle positions would be determined under rules that vary according to the elections made. Because only a few of the regulations implementing the straddle rules have been promulgated, the tax consequences to the Portfolio of straddle transactions are not entirely clear.


      If the Portfolio has an "appreciated financial position" -- generally, an interest (including an interest through an option or futures contract or short sale) with respect to any stock, debt instrument (other than "straight debt") or partnership interest the fair market value of which exceeds its adjusted basis -- and enters into a "constructive sale" of the same or substantially similar property, the Portfolio will be treated as having made an actual sale thereof, with the result that gain will be recognized at that time. A constructive sale generally consists of a short sale, an offsetting notional principal contract or futures contract entered into by the Portfolio or a related person with respect to the same or substantially similar property. In addition, if the appreciated financial position is itself a short sale or such a contract, acquisition of the underlying property or substantially similar property will be deemed a constructive sale.

      The foregoing tax discussion is a summary included for general informational purposes only. Each shareholder is advised to consult its own tax adviser with respect to the specific tax consequences to it of an investment in the Portfolio, including the effect and applicability of state, local, foreign and other tax laws and the possible effects of changes in federal or other tax laws.

                             DESCRIPTION OF THE FUND

      The Fund is a diversified open-end series investment company organized as a Massachusetts business trust. Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. However, the Fund's Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Fund and requires that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Fund or the Trustees. The Declaration of Trust authorizes the creation of multiple series and classes of shares, and provides for indemnification out of the assets of the applicable series of any shareholder held personally liable solely by virtue of ownership of shares of the series. The Declaration of Trust also provides that the applicable series shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the series and satisfy any judgment thereon. Thus, the risk of a Portfolio's shareholder incurring financial loss because of shareholder liability is limited to circumstances in which the Portfolio itself would be unable to meet its obligations. WTC believes that, in view of the above, the risk of personal liability to shareholders is remote.

      The Fund's Declaration of Trust further provides that the Trustees will not be liable for neglect or wrong doing provided they have exercised reasonable care and have acted in the reasonable belief that their actions are in the best interest of the Fund, but nothing in the Declaration of Trust protects or indemnifies a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office.

      The shares of the Portfolio that are issued by the Fund are fully paid and non-assessable.

      The Declaration of Trust provides that the Fund will continue indefinitely unless a majority of the shareholders of the Fund or a majority of the shareholders of the Portfolio approve: (a) the sale of the Fund's assets or the Portfolio's assets to another diversified open-end management investment company; or (b) the liquidation of the Fund or the Portfolio. The Declaration of Trust further provides, however, that the Board of Trustees may take the actions specified in (a) or (b) if a majority of the Trustees determine that the continuation of the Portfolio or the Trust is not in the best interests of the Portfolio or the Trust or their respective shareholders as a result of factors or events adversely affecting the ability of the Portfolio or the Trust to conduct its business and operations in an economically viable manner. In the event of the liquidation of the Fund or the Portfolio, affected shareholders are entitled to receive the assets of the Fund or Portfolio that are available for distribution.

                                OTHER INFORMATION

      INDEPENDENT AUDITORS. Ernst & Young LLP, Suite 4000, 2001 Market Street, Philadelphia, PA 19103, serves as the Fund's independent auditors, providing services which include (1) audit of the annual financial statements for the Portfolio, (2) assistance and consultation in connection with SEC filings and
(3) preparation of the annual federal and state income tax returns filed on behalf of the Portfolio.


      The financial statements and financial highlights of the Portfolio appearing or incorporated by reference in the Fund's Prospectus, this Statement of Additional Information and Registration Statement have been audited by Ernst & Young LLP, independent auditors, to the extent indicated in their reports thereon also appearing elsewhere herein and in the Registration Statement or incorporated by reference. Such financial statements have been included herein or incorporated herein by reference in reliance upon such reports given upon the authority of such firm as experts in accounting and auditing.


      LEGAL COUNSEL. Kirkpatrick & Lockhart LLP, 1800 Massachusetts Avenue, N.W., 2nd Floor, Washington, DC 20036, serves as counsel to the Fund and has passed upon the legality of the shares offered by the Prospectus and this Statement of Additional Information.


      CUSTODIAN AND SUB-CUSTODIAN. WTC, Rodney Square North, 1100 N. Market Street, Wilmington, DE 19890-0001, serves as the Fund's Custodian. PNC Bank, National Association, 1600 Market Street, Philadelphia, PA 19103, serves as the Fund's Sub-Custodian.


      TRANSFER AGENT. PFPC Inc., 400 Bellevue Parkway, Wilmington, DE 19809, serves as the Fund's Transfer Agent and Dividend Paying Agent.


      SUBSTANTIAL SHAREHOLDERS. As of January 31, 1998, WTC owned of record 77.73% of the shares of the Portfolio, including 62.5% owned beneficially, all on behalf of its customer accounts.


                              FINANCIAL STATEMENTS

      The Schedule of Investments as of December 31, 1997; the Statement of Assets and Liabilities as of December 31, 1997; the Statement of Operations for the fiscal year ended December 31, 1997; the Statement of Changes in Net Assets for the fiscal years ended December 31, 1997 and for the fiscal year ended December 31, 1996; the Financial Highlights for the fiscal years ended December 31, 1997, 1996, 1995, 1994, and 1993; and the Notes to the Financial Statements and the Report of Independent Auditors, each of which is included in the Annual Report to the Shareholders of the Fund as of and for the fiscal year ended December 31, 1997 are attached hereto and incorporated herein.

                                    APPENDIX

                         OPTIONS AND FUTURES STRATEGIES

REGULATION OF THE USE OF OPTIONS AND FUTURES STRATEGIES. As discussed in the Prospectus, in managing the Portfolio, WTC may engage in certain options and futures strategies for certain bona fide hedging, risk management or other portfolio management purposes. Certain special characteristics of and risks associated with using these strategies are discussed below. Use of options and futures is subject to applicable regulations and/or interpretations of the SEC and the several options and futures exchanges upon which these instruments may be traded. The Board of Trustees has adopted investment guidelines (described below) reflecting these trading regulations.


COVER REQUIREMENTS. The Portfolio will not use leverage in its options and futures strategies. Accordingly, the Portfolio will comply with guidelines established by the SEC with respect to coverage of these strategies by either
(1) setting aside liquid, unencumbered, daily marked-to-market assets in the prescribed amount(s) in one or more segregated accounts with the Fund's custodian; or (2) holding securities or other options or futures contracts whose values are expected to offset ("cover") its obligations thereunder. Securities or other options or futures contracts used for cover cannot be sold or closed out while these strategies are outstanding, unless they are replaced with similar assets. As a result, there is a possibility that the use of cover involving a large percentage of the Portfolio's assets could impede portfolio management, or the Portfolio's ability to meet redemption requests or other current obligations.


OPTIONS STRATEGIES. The Portfolio may purchase and write (sell) only those options on securities and securities indices that are traded on U.S. exchanges. Currently, options on debt securities are primarily traded on the OTC market. Exchange-traded options in the U.S. are issued by a clearing organization affiliated with the exchange on which the option is listed, which, in effect, guarantees completion of every exchange-traded option transaction.


      The Portfolio may purchase call options on securities in which it is authorized to invest in order to fix the cost of a future purchase. Call options also may be used as a means of enhancing returns by, for example, participating in an anticipated price increase of a security. In the event of a decline in the price of the underlying security, use of this strategy would serve to limit the potential loss to the Portfolio to the option premium paid; conversely, if the market price of the underlying security increases above the exercise price and the Portfolio either sells or exercises the option, any profit eventually realized would be reduced by the premium paid.


      The Portfolio may purchase put options on securities that it holds in order to hedge against a decline in the market value of the securities held or to enhance return. The put option enables the Portfolio to sell the underlying security at the predetermined exercise price; thus, the potential for loss to the Portfolio below the exercise price is limited to the option premium paid. If the market price of the underlying security is higher than the exercise price of the put option, any profit the Portfolio realizes on the sale of the security is reduced by the premium paid for the put option less any amount for which the put option may be sold.


      The Portfolio may on certain occasions wish to hedge against a decline in the market value of securities that it holds at a time when put options on those particular securities are not available for purchase. At those times, the Portfolio may purchase a put option on other carefully selected securities in which it is authorized to invest, the values of which historically have a high degree of positive correlation to the value of the securities actually held. If the adviser's judgment is correct, changes in the value of the put options should generally offset changes in the value of the securities being hedged. However, the correlation between the two values may not be as close in these transactions as in transactions in which the Portfolio purchases a put option on a security that it holds. If the value of the securities underlying the put option falls below the value of the portfolio securities, the put option may not provide complete protection against a decline in the value of the portfolio securities.


      The Portfolio may write covered call options on securities in which it is authorized to invest for hedging purposes or to increase return in the form of premiums received from the purchasers of the options. A call option gives the purchaser of the option the right to buy, and the writer (seller) the obligation to sell, the underlying security at the exercise price during the option period. The strategy may be used to provide limited protection against a decrease in the market price of the security, in an amount equal to the premium received for writing the call option less any transaction costs. Thus, if the market price of the underlying security held by the Portfolio declines, the amount of the decline will be offset wholly or in part by the amount of the premium received by the Portfolio. If, however, there is an increase in the market price of the underlying security and the option is exercised, the Portfolio will be obligated to sell the security at less than its market value.


      The Portfolio may also write covered put options on securities in which it is authorized to invest. A put option gives the purchaser of the option the right to sell, and the writer (seller) the obligation to buy, the underlying security at the exercise price during the option period. So long as the obligation of the writer continues, the writer may be assigned an exercise notice by the broker-dealer through whom such option was sold, requiring it to make payment of the exercise price against delivery of the underlying security. The operation of put options in other respects, including their related risks and rewards, is substantially identical to that of call options. If the put option is not exercised, the Portfolio will realize income in the amount of the premium received. This technique could be used to enhance current return during periods of market uncertainty. The risk in such a transaction would be that the market price of the underlying securities would decline below the exercise price less the premiums received, in which case the Portfolio would expect to suffer a loss.


      The Portfolio may purchase put and call options and write covered put and call options on indexes in much the same manner as the more traditional options discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets (or a market sector) rather than anticipated increases or decreases in the value of a particular security. An index assigns values to the securities included in the index and fluctuates with changes in such values. Settlements of index options are effected with cash payments and do not involve delivery of securities. Thus, upon settlement of a index option, the purchaser will realize, and the writer will pay, an amount based on the difference between the exercise price and the closing price of the index. The effectiveness of hedging techniques using index options will depend on the extent to which price movements in the index selected correlate with price movements of the securities in which a Portfolio invests. Perfect correlation is not possible because the securities held or to be acquired by the Portfolio will not exactly match the composition of indexes on which options are purchased or written.


      The Portfolio may purchase and write covered straddles on securities or indexes. A long straddle is a combination of a call and a put purchased on the same security where the exercise price of the put is less than or equal to the exercise price on the call. The Portfolio would enter into a long straddle when the adviser believes that it is likely that prices will be more volatile during the term of the options than is implied by the option pricing. A short straddle is a combination of a call and a put written on the same security where the exercise price on the put is less than or equal to the exercise price of the call where the same issue of the security is considered "cover" for both the put and the call. The Portfolio would enter into a short straddle when the adviser believes that it is unlikely that prices will be as volatile during the term of the options as is implied by the option pricing. In such case, the Portfolio will set aside cash and/or liquid, unencumbered securities in a segregated account with its custodian equivalent in value to the amount, if any, by which the put is "in-the-money," that is, that amount by which the exercise price of the put exceeds the current market value of the underlying security. Because straddles involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

      The Portfolio may purchase put and call warrants with values that vary depending on the change in the value of one or more specified indexes ("index warrants"). An index warrant is usually issued by a bank or other financial institution and gives the Portfolio the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer of the warrant based on the value of the underlying index at the time of exercise. In general, if the Portfolio holds a call warrant and the value of the underlying index rises above the exercise price of the warrant, the Portfolio will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the Portfolio holds a put warrant and the value of the underlying index falls, the Portfolio will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The Portfolio holding a call warrant would not be entitled to any payments from the issuer at any time when the exercise price is greater than the value of the underlying index; the Portfolio holding a put warrant would not be entitled to any payments when the exercise price is less than the value of the underlying index. If the Portfolio does not exercise an index warrant prior to its expiration, then the Portfolio loses the amount of the purchase price that it paid for the warrant.


      The Portfolio will normally use index warrants as it may use index options. The risks of the Portfolio's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Index warrants are not likely to be as liquid as index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the Portfolio's ability to exercise the warrants at any time or in any quantity.


OPTIONS GUIDELINES. In view of the risks involved in using the options strategies described above, the Portfolio has adopted the following investment guidelines to govern its use of such strategies. These guidelines may be modified by the Board of Trustees without shareholder approval:


            (1) The Portfolio will write only covered options, and each such option will remain covered so long as the Portfolio is obligated thereby.


            (2) The Portfolio will not write options (whether on securities or securities indexes) if aggregate exercise prices of previous written outstanding options, together with the value of assets used to cover all outstanding positions, would exceed 25% of its total net assets.


SPECIAL CHARACTERISTICS AND RISKS OF OPTIONS TRADING. The Portfolio may effectively terminate its right or obligation under an option by entering into a closing transaction. If the Portfolio wishes to terminate its obligation to purchase or sell securities under a put or a call option it has written, the Portfolio may purchase a put or a call option of the same series (that is, an option identical in its terms to the option previously written). This is known as a closing purchase transaction. Conversely, in order to terminate its right to purchase or sell specified securities under a call or put option it has purchased, the Portfolio may sell an option of the same series as the option held. This is known as a closing sale transaction. Closing transactions essentially permit the Portfolio to realize profits or limit losses on its options positions prior to the exercise or expiration of the option. If the Portfolio is unable to effect a closing purchase transaction with respect to options it has acquired, the Portfolio will have to allow the options to expire without recovering all or a portion of the option premiums paid. If the Portfolio is unable to effect a closing purchase transaction with respect to covered options it has written, the Portfolio will not be able to sell the underlying securities or dispose of assets used as cover until the options expire or are exercised, and the Portfolio may experience material losses due to losses on the option transaction itself and in the covering securities.

      In considering the use of options to enhance returns or for hedging purposes, particular note should be taken of the following:

      (1) The value of an option position will reflect, among other things, the current market price of the underlying security or index, the time remaining until expiration, the relationship of the exercise price to the market price, the historical price volatility of the underlying security or index, and general market conditions. For this reason, the successful use of options depends upon the adviser's ability to forecast the direction of price fluctuations in the underlying securities markets or, in the case of index options, fluctuations in the market sector represented by the selected index.

      (2) Options normally have expiration dates of up to three years. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior to expiration. The exercise price of the options may be below, equal to or above the current market value of the underlying security or index. Purchased options that expire unexercised have no value. Unless an option purchased by the Portfolio is exercised or unless a closing transaction is effected with respect to that position, the Portfolio will realize a loss in the amount of the premium paid and any transaction costs.


      (3) A position in an exchange-listed option may be closed out only on an exchange that provides a secondary market for identical options.
            Although the Portfolio intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market, there is no assurance that a liquid secondary market will exist for any particular option at any particular time. A liquid market may be absent if: (i) there is insufficient trading interest in the option; (ii) the exchange has imposed restrictions on trading, such as trading halts, trading suspensions or daily price limits; (iii) normal exchange operations have been disrupted; or (iv) the exchange has inadequate facilities to handle current trading volume.


      (4) With certain exceptions, exchange listed options generally settle by physical delivery of the underlying security. Index options are settled exclusively in cash for the net amount, if any, by which the option is "in-the-money" (where the value of the underlying instrument exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. If the Portfolio writes a call option on an index, the Portfolio will not know in advance the difference, if any, between the closing value of the index on the exercise date and the exercise price of the call option itself and thus will not know the amount of cash payable upon settlement. If the Portfolio holds an index option and exercises it before the closing index value for that day is available, the Portfolio runs the risk that the level of the underlying index may subsequently change.


      (5) The Portfolio's activities in the options markets may result in a higher portfolio turnover rate and additional brokerage costs; however, the Portfolio also may save on commissions by using options as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.


FUTURES AND RELATED OPTIONS STRATEGIES. The Portfolio may engage in futures strategies for certain non-trading bona fide hedging, risk management and portfolio management purposes.


      The Portfolio may sell securities index futures contracts in anticipation of a general market or market sector decline that could adversely affect the market value of the Portfolio's securities holdings. To the extent that a portion of the Portfolio's holdings correlate with a given index, the sale of futures contracts on that index could reduce the risks associated with a market decline and thus provide an alternative to the liquidation of securities positions. For example, if the Portfolio correctly anticipates a general market decline and sells index futures to hedge against this risk, the gain in the futures position should offset some or all of the decline in the value of the Portfolio's holdings. The Portfolio may purchase index futures contracts if a significant market or market sector advance is anticipated. Such a purchase of a futures contract would serve as a temporary substitute for the purchase of the underlying securities which may then be purchased in an orderly fashion. This strategy may minimize the effect of all or part of an increase in the market price of securities that the Portfolio intends to purchase. A rise in the price of the securities should be in part or wholly offset by gains in the futures position.


      As in the case of a purchase of an index futures contract, the Portfolio may purchase a call option on an index futures contract to hedge against a market advance in securities that the Portfolio plans to acquire at a future date. The Portfolio may write covered put options on index futures as a partial anticipatory hedge, and may write covered call options on index futures as a partial hedge against a decline in the prices of securities held by the Portfolio. This is analogous to writing covered call options on securities. The Portfolio also may purchase put options on index futures contracts. The purchase of put options on index futures contracts is analogous to the purchase of protective put options on individual securities where a level of protection is sought below which no additional economic loss would be incurred by the Portfolio.


FUTURES AND RELATED OPTIONS GUIDELINES. In view of the risks involved in using the futures strategies that are described above, the Portfolio has adopted the following investment guidelines to govern its use of such strategies. These guidelines may be modified by the Board of Trustees without shareholder vote.


            (1)   The   Portfolio   will   engage   only  in   covered   futures
                  transactions, and each such transaction will remain covered so long as the Portfolio is obligated thereby.


            (2) The Portfolio will not write options on futures contracts if aggregate exercise prices of previously written outstanding options (whether on securities or securities indexes), together with the value of assets used to cover all outstanding futures positions, would exceed 25% of its total net assets.


SPECIAL CHARACTERISTICS AND RISKS OF FUTURES AND RELATED OPTIONS TRADING. No price is paid upon entering into a futures contract. Instead, upon entering into a futures contract, the Portfolio is required to deposit with the Portfolio's custodian, in a segregated account in the name of the futures broker through whom the transaction is effected, an amount of cash, U.S. Government securities or other liquid instruments generally equal to 10% or less of the contract value. This amount is known as "initial margin." When writing a call or a put option on a futures contract, margin also must be deposited in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not involve borrowing to finance the futures transactions. Rather, initial margin on a futures contract is in the nature of a performance bond or good-faith deposit on the contract that is returned to the Portfolio upon termination of the transaction, assuming all obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Portfolio may be required by a futures exchange to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. Subsequent payments, called "variation margin," to and from the broker, are made on a daily basis as the value of the futures or options position varies, a process known as "marking to the market." For example, when the Portfolio purchases a contract and the value of the contract rises, the Portfolio receives from the broker a variation margin payment equal to that increase in value. Conversely, if the value of the futures position declines, the Portfolio is required to make a variation margin payment to the broker equal to the decline in value. Variation margin does not involve borrowing to finance the futures transaction, but rather represents a daily settlement of the Portfolio's obligations to or from a clearing organization.

      Buyers and sellers of futures positions and options thereon can enter into offsetting closing transactions, similar to closing transactions on options on securities, by selling or purchasing an offsetting contract or option. Futures contracts or options thereon may be closed only on an exchange or board of trade providing a secondary market for such futures contracts or options.

      Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or related option may vary either up or down from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses, because prices could move to the daily limit for several consecutive trading days with little or no trading and thereby prevent prompt liquidation of unfavorable positions. In such event, it may not be possible for the Portfolio to close a position and, in the event of adverse price movements, the Portfolio would have to make daily cash payments of variation margin (except in the case of purchased options). However, if futures contracts have been used to hedge portfolio securities, such securities will not be sold until the contracts can be terminated. In such circumstances, an increase in the price of the securities, if any, may partially or completely offset losses on the futures contract. However, there is no guarantee that the price of the securities will, in fact, correlate with the price movements in the contracts and thus provide an offset to losses on the contracts.


      In considering the Portfolio's use of futures contracts and related options, particular note should be taken of the following:


      (1) Successful use by the Portfolio of futures contracts and related options will depend upon the adviser's ability to predict movements in the direction of the securities markets, which requires different skills and techniques than predicting changes in the prices of individual securities. Moreover, futures contracts relate not only to the current price level of the underlying securities, but also to anticipated price levels at some point in the future. There is, in addition, the risk that the movements in the price of the futures contract will not correlate with the movements in the prices of the securities being hedged. For example, if the price of an index futures contract moves less than the price of the securities that are the subject of the hedge, the hedge will not be fully effective, but if the price of the securities being hedged has moved in an unfavorable direction, the Portfolio would be in a better position than if it had not hedged at all. If the price of the securities being hedged has moved in a favorable direction, the advantage may be partially offset by losses in the futures position. In addition, if the Portfolio has insufficient cash, it may have to sell assets to meet daily variation margin requirements. Any such sale of assets may or may not be made at prices that reflect a rising market. Consequently, the Portfolio may need to sell assets at a time when such sales are disadvantageous to the Portfolio. If the price of the futures contract moves more than the price of the underlying securities, the Portfolio will experience either a loss or a gain on the futures contract that may or may not be completely offset by movements in the price of the securities that are the subject of the hedge.

      (2)   In  addition  to the  possibility  that  there  may be an  imperfect correlation,  or no correlation at all,  between price  movements in the futures position and the securities being hedged, movements in the prices of futures contracts may not correlate perfectly with movements in the prices of the hedged securities due to price distortions in the futures market. There may be several reasons unrelated to the value of the underlying securities that cause this situation to occur. First, as noted above, all participants in the futures market are subject to initial and variation margin requirements. If, to avoid meeting additional margin deposit requirements or for other reasons, investors choose to close a significant number of futures contracts through offsetting transactions, distortions in the normal price relationship between the securities and the futures markets may occur. Second, because the margin deposit requirements in the futures market are less onerous than margin requirements in the securities market, there may be increased participation by speculators in the futures market. Such speculative activity in the futures market also may cause temporary price distortions. As a result, a correct forecast of general market trends may not result in successful hedging through the use of futures contracts over the short term. In addition, activities of large traders in both the futures and securities markets involving arbitrage and other investment strategies may result in temporary price distortions.

      (3) Positions in futures contracts may be closed out only on an exchange or board of trade that provides a secondary market for such futures contracts. Although the Portfolio intends to purchase and sell futures only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange or board of trade will exist for any particular contract at any particular time. In such event, it may not be possible to close a futures position, and in the event of adverse price movements, the Portfolio would continue to be required to make variation margin payments.

      (4) Like options on securities, options on futures contracts have limited life. The ability to establish and close out options on futures will be subject to the development and maintenance of liquid secondary markets on the relevant exchanges or boards of trade. There can be no certainty that such markets for all options on futures contracts will develop.

      (5) Purchasers of options on futures contracts pay a premium in cash at the time of purchase. This amount and the transaction costs are all that is at risk. Sellers of options on futures contracts, however, must post initial margin and are subject to additional margin calls that could be substantial in the event of adverse price movements. In addition, although the maximum amount at risk when the Portfolio purchases an option is the premium paid for the option and the transaction costs, there may be circumstances when the purchase of an option on a futures contract would result in a loss to the Portfolio when the use of a futures contract would not, such as when there is no movement in the level of the underlying index value or the securities or currencies being hedged.


      (6) As is the case with options, the Portfolio's activities in the futures markets may result in a higher portfolio turnover rate and additional transaction costs in the form of added brokerage commissions. However, the Portfolio also may save on commissions by using futures contracts or options thereon as a hedge rather than buying or selling individual securities in anticipation of, or as a result of, market movements.

            The Financial Statements of the Registrant are incorporated herein by reference to the Annual Report to Shareholders filed with the Securities and Exchange Commission on March 4, 1998, Edgar Accession 0000893220-98-000493.

                     THE RODNEY SQUARE STRATEGIC EQUITY FUND

                           Items Required By Form N-1A

                           PART C - OTHER INFORMATION


Item 24.  Financial Statements And Exhibits.
-------------------------------------------

   a. Financial Statements:

      Included in Part A of this Registration Statement:

      Financial Highlights for each of the ten years in the period ended December 31, 1997 for the Large Cap Growth Equity Portfolio

      Included in Part B of this Registration Statement through incorporation by reference to the Annual Report to Shareholders previously filed with the Securities and Exchange Commission on March 4, 1998, Edgar Accession No. 0000893220-98-000493:

            Investments,  December 31, 1997
            Statement of Assets and Liabilities,  December 31, 1997
            Statement of Operations for the fiscal year ended December 31, 1997 Statements of Changes in Net Assets for the fiscal years ended
               December 31, 1997 and December 31, 1996
            Financial Highlights for each of the five years in the period ended
               December 31, 1997
            Notes to Financial Statements
            Report of Independent Auditors

      Statements, schedules and historical information other than those listed above have been omitted since they are either not applicable or are not required.

   b. Exhibits:

      1. (a) Declaration of Trust of the Registrant dated August 19, 1986 as Amended and Restated on November 10, 1986. (Incorporated by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to this Registration Statement filed on November 12, 1986).

          (b) Amendment to Declaration of Trust of the Registrant dated December 29, 1986. (Incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).

          (c) Amendment to Declaration of Trust of the Registrant dated February 15, 1993. (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

          (d) Amendment to Declaration of Trust of the Registrant dated February 23, 1998 (filed herewith).

      2. Bylaws of the Registrant as Amended on May 20, 1987. (Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

      3.  Voting Trust Agreement - None.

      4.  Instruments Defining the Rights of Shareholders:

           (a) Amended and Restated Declaration of Trust dated November 10, 1986 as Amended December 29, 1986 and February 15, 1993 and February 23, 1998. (Incorporated by reference to Exhibit 4 (a) to
               Post-Effective Amendment No. 9 to this registration statement filed on February 28, 1994 and to Exhibit 1(d) filed herewith.)

          (b) By-laws of the Registrant as Amended on May 20, 1987. (Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to this registration statement filed on February 28, 1994.)

      5. Advisory Agreement between the Registrant and Wilmington Trust Company dated February 23, 1998 (filed herewith).


      6. (a) Distribution Agreement between the Registrant and Rodney Square Distributors, Inc., dated February 23, 1998. (filed herewith).

          (b) Form of Selected Dealer Agreement between Rodney Square Distributors, Inc. and the broker-dealer as listed in Schedule B to the Agreement effective December 31, 1992. (Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).

      7.  Bonus, Profit Sharing or Pension Plans - None.

      8. Custodian Agreement between the Registrant and Wilmington Trust Company dated January 30, 1987. (Incorporated by reference to
          Exhibit 8 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

          (a) Sub-Custodian Services Agreement between Wilmington Trust Company and PNC Bank, National Association (to be filed)


      9. (a) Transfer Agency Services Agreement between the Registrant and PFPC Inc. (to be filed).


          (b) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (to be filed).


          (c) Fund Secretarial Services Agreement between the Registrant and Rodney Square Management Corporation (filed herewith).

     10. Opinion of Kirkpatrick & Lockhart LLP. (Opinion at the time of Fund creation filed with the Securities and Exchange Commission on or about February 23, 1987 under Rule 24f-2).

     11. Consent of Ernst & Young L.L.P., independent auditors for Registrant (filed herewith).

     12.  Financial Statements omitted from Part B - None.

     13. Letter of Investment Intent. (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).

     14.  Prototype Retirement Plan - None.

     15.  Plan pursuant to Rule 12b-1 - None


     16.  Schedule for Computation of Performance  Quotations. (filed herewith).

     17.  Financial Data Schedule (filed herewith).

     18.  Plan adopted pursuant to Rule 18f-3 - None.


Item 25.  Persons Controlled By Or Under Common Control With Registrant.
------------------------------------------------------------------------

   a.  Persons Controlled by Registrant: None

   b. Persons who may be deemed to be under Common Control with Registrant in the event Wilmington Trust Company ("WTC") and/or Wilmington Trust Corporation ("WT Corp.") may be deemed to be a controlling person(s) of the Registrant:

       Mutual Funds
       ------------

       The Rodney Square Fund

       The Rodney Square Tax-Exempt Fund

       The Rodney Square Strategic Fixed-Income Fund

                                                                   % Held
                                                                  By WTC or
      Corporate Entity                          State Of Org.     Wt Corp.
      ----------------                          -------------     ---------

      Wilmington Trust Company                  Delaware             100%
      Wilmington Trust FSB                      Federally Chartered  100%
      Wilmington Trust of Pennsylvania          Pennsylvania         100%
      Brandywine Insurance Agency, Inc.         Delaware             100%
      Brandywine Finance Corp.                  Delaware             100%
      Brandywine Life Insurance Company, Inc.   Delaware             100%
      Compton Realty Corporation                Delaware             100%
      Delaware Corp. Management                 Delaware             100%
      Drew-I Ltd.                               Delaware             100%
      Drew-VIII Ltd.                            Delaware             100%
      Holiday Travel Agency, Inc.               Delaware             100%
      Rodney Square Distributors, Inc.          Delaware             100%
      Rodney Square Management Corporation      Delaware             100%
      Wilmington Brokerage Services Company     Delaware             100%
      WTC Corporate Services, Inc.              Delaware             100%
      100 West Tenth St. Corporation            Delaware             100%
      WT Investments Inc.                       Delaware             100%


      Partnerships
      ------------

      Rodney Square Investors, L.P.

Item 26.  Number Of Holders Of Securities  (As Of December 31, 1997):
--------------------------------------------------------------------
             (1)                                            (2)

         Title Of Class                         Number Of Record Shareholders
         --------------                        -----------------------------

         Shares of beneficial interest
             $.01 par value                                 411



Item 27.  Indemnification.
-------------------------

     Section 2 of Article X of the Registrant's Amended and Restated Declaration of Trust provides that the appropriate series of the Registrant will indemnify the Registrant's Trustees or officers ("covered persons") to the fullest extent permitted by law against liability and all expenses reasonably incurred or paid by such persons in connection with any claim, action, suit or proceeding in which a covered person becomes involved as a party or otherwise by virtue of being or having been a Trustee or officer and against amounts paid or incurred by him or her in the settlement thereof; provided no covered persons shall be indemnified where there has been an adjudication, as described in Article X,
Section 2(b), that such person is liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office or did not act in good faith in the reasonable belief that his or her action was in the best interest of the Registrant. Article X, Section 2(c) provides that the Registrant may maintain insurance policies covering such rights of indemnification.

     Additionally, Article XI, Section 1 of the Declaration of Trust provides that the Trustees shall not be personally liable to any person extending credit to, contracting with or having any claim against the Registrant; except that nothing in the Declaration of Trust shall protect a Trustee against liability by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

     Section 2 of Article XI of the Declaration of Trust also provides that subject to the provisions of Article X and Article XI, Section 1, the Trustees shall not be liable for errors of judgment or mistakes of fact or law, or for any act or omission in accordance with advice of counsel or other experts or for failing to follow such advice.

     Paragraph 8A of the Advisory Agreement between Wilmington Trust Company ("WTC") and the Registrant provides that WTC shall not be liable to the Registrant or to any shareholder of the Registrant for any act or omission in the course of rendering services under the contract, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of obligations or duties or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Registrant. Paragraph 8B of the Advisory Agreement provides that no provision of the Agreement shall be construed to protect any Trustee or officer of the Fund, or the Adviser, from liability in violation of Sections 17(h), 17(i), 36(a) or 36(b) of the Investment Company Act of 1940, as amended ("1940 Act"). Paragraph 16 provides that obligations assumed by the Registrant pursuant to the Advisory Agreement shall be limited in all cases to the Registrant and its assets or a particular Portfolio and its assets, if liability relates to a particular Portfolio.


     Paragraph 11 of the Distribution Agreement between the Registrant and Rodney Square Distributors, Inc. ("RSD") provides that the Registrant agrees to indemnify and hold harmless RSD and each of its directors and officers and each person, if any, who controls RSD within the meaning of Section 15 of the Securities Act of 1933 (the "1933 Act") against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the 1933 Act or any other statute or common law, alleging any wrongful act of the Registrant or any of its employees or representatives, or based upon the grounds that the registration statements or other information filed or made public by the Registrant included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements not misleading. RSD, however, will not be indemnified to the extent that the statement or omission is based on information provided in writing by RSD. In no case is the indemnity of the Registrant in favor of RSD or any person indemnified to be deemed to protect RSD or any person against any liability to the Registrant or its security holders to which RSD or such person would otherwise be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by reason of its reckless disregard of its obligations and duties under this Agreement. Paragraph 11 of the Distribution Agreement is similar to Paragraph 8 of the Advisory Agreement.


     Paragraph 12 of the Transfer Agency Services Agreement between the Registrant and PFPC Inc. ("PFPC") provides that PFPC and its affiliates shall be held harmless from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the 1933 Act, the Securities Exchange Act of 1934, as amended, the 1940 Act, the Commodities Exchange Act, as amended and any state and foreign securities and blue sky laws, and amendments thereto), and expenses including (without limitation) attorneys' fees and disbursements arising directly or indirectly from any action or omission to act which PFPC takes at the request or on the direction of or in reliance on the advice of the Registrant or upon oral or written instructions or the acceptance, processing and/or negotiation of checks or other methods utilized for the purchase of shares of the Registrant in the absence of PFPC's or any of its affiliates, own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under such Agreement. Paragraph 12 of the Transfer Agency Agreement is similar to Paragraph 8 of the Advisory Agreement.


     Paragraph 12 of the Administration and Accounting Services Agreement between the Registrant and PFPC is similar to Paragraph 12 of the Transfer Agency Services Agreement.

     Insofar as indemnification for liability arising under the 1933 Act may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the 1933 Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 28.  Business And Other Connections Of Investment Adviser.
--------------------------------------------------------------

      Wilmington  Trust  Company  ("WTC"),  a  Delaware  corporation,  serves as
      investment   adviser  to  the  Registrant.   It  currently  manages  large
      institutional accounts and collective investment funds.


      The directors and principal executive officer of the Adviser have held the following positions of a substantial nature in the past two years:


                                        Business or Other Connections of Principal Executive
Name                                    Officers And Directors Of Registrants Adviser
----                                    ----------------------------------------------------

Robert H. Bolling, Jr.                  Owner, R.H. Bolling, Jr. P.E.  (consulting  engineering
                                        firm)

Carolyn S. Burger                       President  and  Chief  Executive  Officer  of Bell
                                        Atlantic-Delaware, Incorporated

Ted T. Cecala                           Chairman and Chief Executive  Officer,  Wilmington
                                        Trust Corporation and Wilmington Trust Company

Richard R.  Collins                     Chairman,  Collins,  Incorporated (consulting firm
                                        for various  insurance  industry  associations and
                                        financial and  non-financial  companies);  Retired
                                        President, American Life Insurance Company

Charles S. Crompton, Esq.               Attorney,  Partner, Potter Anderson & Corroon (law
                                        firm)

H. Stewart Dunn, Jr., Esq.              Attorney,  Partner,  Ivins, Phillips & Barker (law
                                        firm)

Edward B. du Pont                       Private  investor;  Director,  E.  I.  du  Pont de
                                        Nemours   and   Company,   Incorporated;   Retired
                                        Chairman, Atlantic Aviation Corporation

Robert C. Forney                        Retired Executive Vice President and Director,
                                        E.I. du Pont de Nemours and Company, Incorporated

Thomas L. Gossage                       Chairman  and Chief  Executive  Officer,  Hercules
                                        Incorporated


Robert V.A. Harra, Jr.                  President   and   Treasurer,    Wilmington   Trust
                                        Corporation and Wilmington Trust Company

Andrew B. Kirkpatrick, Jr., Esq.        Of Counsel to,  Morris,  Nichols,  Arsht & Tunnell
                                        (law firm)

Rex L. Mears                            President  of Ray L. Mears & Sons,  Inc.  (farming
                                        corporation)

Hugh E. Miller                          Retired  Executive,  Formerly Vice  Chairman,  ICI
                                        Americas, Inc.; was with parent Imperial Chemicals
                                        Industries  PLC for 20 years until 1990  including
                                        management  positions  in the  United  States  and
                                        Europe

Stacey J. Mobley                        Senior Vice President of Communications,  E. I. du
                                        Pont de Nemours and Company, Incorporated

Leonard W. Quill                        Formerly  Chairman  and Chief  Executive  Officer,
                                        Wilmington Trust  Corporation and Wilmington Trust
                                        Company

David P. Roselle                        President, University of Delaware

Thomas P. Sweeney, Esq.                 Attorney,  Partner, Richards, Layton & Finger (law
                                        firm)

Bernard J. Taylor, II                   Retired  Chairman  and  Chief  Executive  Officer,
                                        Wilmington Trust  Corporation and Wilmington Trust
                                        Company





ITEM 28.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER(CONTINUED).



Mary Jornlin Theisen                    Former New Castle County Executive

Robert W. Tunnell, Jr.                  Managing Partner of Tunnell Companies, L.P., owner
                                        and developer of real estate



Item 29.  Principal Underwriters.
--------------------------------

   (a)  The Rodney Square Fund

        The Rodney Square Tax-Exempt Fund

        The Rodney Square Strategic Fixed-Income Fund

        Heitman Real Estate Fund - Heitman/PRA Institutional Class

   (b)

(1)                           (2)                               (3)
Name and Principal            Position and Offices with          Positions and Offices
Business Address              Rodney Square Distributors, Inc.   With Registrant
------------------            --------------------------------   ---------------------

Jeffrey O. Stroble            President, Secretary,              None
1105 North Market Street      Treasurer & Director
Wilmington, DE  19890




Robert J. Christian           Director                           President and
Rodney Square North                                              Trustee
1100 North Market Street
Wilmington, DE  19890

Nina M. Webb                  Director                           Vice President
Rodney Square North                                              and Trustee
1100 North Market Street
Wilmington, DE  19890



    (c)  None.


Item 30.  Location Of Accounts And Records.
------------------------------------------

     Certain  accounts,  books and other documents  required to be maintained by
Section 31(a) of the 1940 Act and the rules promulgated thereunder and the records relating to the duties of the Registrant's transfer agent are maintained by PFPC Inc., 400 Bellevue Parkway, Wilmington, Delaware 19809. Records relating to the duties of the Registrant's custodian are maintained by Wilmington Trust Company, Rodney Square North, 1100 North Market Street, Wilmington, Delaware 19890-0001. PNC Bank, National Association 1600 Market Street, Philadelphia, Pennsylvania 19103, serves as the Registrant's sub-custodian.

Item 31.  Management Services.
-----------------------------

   Inapplicable.


Item 32.  Undertakings.
----------------------

   Registrant  hereby  undertakes to furnish a copy of the  Registrant's  latest
   Annual Report to Shareholders to each person to whom a copy of the Registrant's Prospectus is delivered, upon request and without charge.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that this Post-Effective Amendment No. 15 to its Registration Statement meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933 and the Registrant further certifies that it has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wilmington, and State of Delaware, on the 26th day of March, 1998.

                             THE RODNEY SQUARE STRATEGIC EQUITY FUND

                             By:   /s/ Carl M. Rizzo
                                   ---------------------------------
                                   Carl M. Rizzo, Secretary

      Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

SIGNATURE                           TITLE                   DATE
---------                           -----                   ----

/s/ Robert J. Christian            President &             March 26, 1998
----------------------------       Trustee
Robert J. Christian*


/s/ Eric Brucker                   Trustee                 March 26, 1998
----------------------------
Eric Brucker*


/s/ Fred L. Buckner                Trustee                March 26, 1998
----------------------------
Fred L. Buckner*


/s/ Nina M. Webb                   Trustee                March 26, 1998
----------------------------
Nina M. Webb

/s/ John J. Quindlen               Trustee                March 26, 1998
----------------------------
John J. Quindlen*


/s/ John J. Kelley                 Vice President and     March 26, 1998
----------------------------       Treasurer (Principal
John J. Kelley                     Financial and
                                   Accounting Officer)



*By: /s/ Carl M. Rizzo
     --------------------------
     Carl M. Rizzo**

** Attorney-in-fact pursuant to a power of attorney dated August 19, 1996 and incorporated by reference from Post-Effective Amendment No. 12 to the Registrant's Registration Statement on Form N-1A, SEC File No. 811-04808, filed February 28, 1997.

                     THE RODNEY SQUARE STRATEGIC EQUITY FUND

                                  Exhibit Index
                                  -------------

      1.   (a)   Declaration of Trust of the Registrant dated August 19, 1986 as
                 Amended and Restated on November 10, 1986. (Incorporated by reference to Exhibit 1 to Pre-Effective Amendment No. 1 to this
                 Registration Statement filed on November 12, 1986).


           (b) Amendment to Declaration of Trust of the Registrant dated December 29, 1986. (Incorporated by reference to Exhibit 1(b) to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).


           (c) Amendment to Declaration of Trust of the Registrant dated February 15, 1993. (Incorporated by reference to Exhibit 1(c) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).


           (d) Amendment to Declaration of Trust of the Registrant dated February 23, 1998 (filed herewith).


      2. Bylaws of the Registrant as Amended on May 20, 1987. (Incorporated by reference to Exhibit 2 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).


      3.   Voting Trust Agreement - None.


      4.   Instruments Defining the Rights of Shareholders.

           (a) Amended and Restated Declaration of Trust dated November 10, 1986 as Amended December 29, 1986 and February 15, 1993 and February 23, 1998. (Incorporated by reference to Exhibit 4 (a) to Post-Effective Amendment No. 9 to this registration statement filed on February 28, 1994 and to Exhibit 1(d) filed herewith.)

           (b) By-laws of the Registrant as Amended on May 20, 1987. (Incorporated by reference to Exhibit 4(b) to Post-Effective Amendment No. 9 to this registration statement filed on February 28, 1994.)


      5. Advisory Agreement between the Registrant and Wilmington Trust Company dated February 23, 1998 (filed herewith).


      6.   (a)   Distribution Agreement between the Registrant and Rodney Square
                 Distributors,  Inc., dated February 23, 1998. (filed herewith).

           (b) Form of Selected Dealer Agreement between Rodney Square Distributors, Inc. and the broker-dealer as listed in Schedule B to the Agreement effective December 31, 1992. (Incorporated by reference to Exhibit 6(b) to Post-Effective Amendment No. 9 to this Registration Statement filed on February 28, 1994).


      7. Bonus, Profit Sharing or Pension Plans - None.


      8. Custodian Agreement between the Registrant and Wilmington Trust Company dated January 30, 1987. (Incorporated by reference to Exhibit 8 to Post-Effective Amendment No. 1 to this Registration Statement filed on July 31, 1987).

           (a)   Sub-Custodian   Services  Agreement  between  Wilmington  Trust
                 Company and PNC Bank, National Association (to be filed)

      9.   (a)   Transfer Agency Services  Agreement  between the Registrant and
                 PFPC Inc. (to be filed).

           (b) Administration and Accounting Services Agreement between the Registrant and PFPC Inc. (to be filed).

           (c) Fund Secretarial Services Agreement between the Registrant and Rodney Square Management Corporation (filed herewith).


      10. Opinion of Kirkpatrick & Lockhart LLP. (Opinion at the time of Fund creation filed with the Securities and Exchange Commission on or about February 23, 1987 under Rule 24f-2).


      11. Consent of Ernst & Young L.L.P., independent auditors for Registrant (filed herewith).


      12.  Financial Statements omitted from Part B - None.


      13. Letter of Investment Intent. (Incorporated by reference to Exhibit 13 to Pre-Effective Amendment No. 2 to this Registration Statement filed on January 28, 1987).


      14.  Prototype Retirement Plan - None.


      15.  Plan pursuant to Rule 12b-1 - None


      16.  Schedule for Computation of Performance Quotations. (filed herewith).


      17.  Financial Data Schedule (filed herewith).


      18.  Plan adopted pursuant to Rule 18f-3 - None.


















                                       10